UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

Dear Shareholder,

In the process of preparing this letter for the semi-annual shareholder report I looked back on letters I’d written in the past. I thought this starting paragraph from a letter from the third quarter of 2014 was appropriate:

Oh, the difference 90 days can make… we started out our last trustee letter discussing how from our perspective things were going well, and then we ran into the buzz saw that was the third quarter. Through the tumult we saw our strategies perform as they should, though we’d rather not have experienced all of the opportunities for learning that we were given. At quarter end we took a deep breath and took stock… no broken bones, no pandemics and asset growth despite levels of volatility returning to the markets with a vengeance.

This past half year has seen little change with the adviser, with our strategies continuing to do well. As of January 31, 2016, our flagship strategy has been steady in the face of investor insecurity related to the Fed’s first rate hike in seven years. With that behind us, the Fixed Income markets are going through some turmoil, something our management team anticipated. The Frost Total Return Bond Fund finished the period trailing its benchmark and peers, but as we’ve seen in the past, we’re comfortable with the team’s perspective and should see performance improve as the gyrations ease.

The Frost Value Equity Fund finished the period well. This is recovery story, and one we are quite proud of. We also believe that this Fund will prove to be a driver of growth for our complex, helping support the strength we’ve seen from Frost Total Return Bond Fund. Our Frost Growth Equity Fund also did well, delivering steady performance in a market that hasn’t shown a great deal of breadth. The shift to an internal team for the Frost Mid Cap Equity Fund proceeded smoothly and our team has taken on the strategy seamlessly. We expect performance for that Fund will continue to improve as time goes on. The Allocation Fund complex continued to grow, albeit slowly. The Frost Natural Resources Fund continued to struggle during the quarter, the result of the dramatic drop in energy and commodity prices and the impact this drop has had on public companies within the sector.

The fund complex as a whole saw a small fall in AUM, a reflection of continued erosion for our sub-advised complex as well as general market movement, perhaps most notably in the energy sector as commented on above. On the whole, we believe the adviser is well positioned to weather whatever the market may have in store for us.

Sincerely,

Tom Stringfellow, CFA, CPA, CFP®

President and Chief Investment Officer

Frost Investment Advisors, LLC

Past performance does not guarantee future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. Investment performance reflects voluntary fee waivers in effect. Absent these waivers, total return and yield would be reduced. There can be no assurance that Frost Investment Advisors, LLC will continue to waive fees. For performance data current to the most recent month end, please call 877.713.7678

The information provided in this report should not be considered a recommendation to purchase or sell any particular security. These views are subject to change and are not intended to predict or guarantee the future performance of any individual security or the markets in general. There is no assurance that any securities discussed herein will remain in an account’s portfolio at the time you receive this report or that securities sold have not been repurchased. The securities discussed do not represent an account’s entire portfolio and in the aggregate may represent only a small percentage of an account’s portfolio holdings.

Mutual fund investing involves risk including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. The primary risk of derivative instruments is that changes in the market value of securities held by the fund and of the derivative instruments relating to those securities may not be proportionate. Derivatives are also subject to illiquidity and counter party risk. Diversification does not protect against market loss.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK§ — 91.7%
Consumer Discretionary — 22.9%
Amazon.com*	28,171	$16,536,377
Dollar General	74,505	5,592,345
Hilton Worldwide Holdings	260,000	4,630,600
Home Depot	109,090	13,719,158
NIKE, Cl B	144,860	8,982,769
Priceline Group*	6,390	6,805,158
Starbucks	190,050	11,549,338
Time Warner	102,590	7,226,440
Twenty-First Century Fox, Cl A	275,380	7,426,999
Walt Disney	60,860	5,831,605

		88,300,789

Consumer Staples — 6.3%
Costco Wholesale	64,382	9,729,408
CVS Health	102,065	9,858,458
Walgreens Boots Alliance	60,000	4,783,200

		24,371,066

Energy — 1.2%
Schlumberger	63,653	4,600,202

Financials — 4.5%
BlackRock, Cl A	17,761	5,581,572
Charles Schwab	247,500	6,318,675
Moody’s	61,405	5,473,642

		17,373,889

Health Care — 14.9%
Allergan*	31,830	9,053,407
Becton Dickinson	60,000	8,722,200
Biogen*	33,164	9,055,762
Bristol-Myers Squibb	117,165	7,282,976
Celgene*	95,210	9,551,467

Description	Shares	Value
Gilead Sciences	98,155	$8,146,865
Zoetis, Cl A	124,735	5,369,842

		57,182,519

Industrials — 7.4%
Boeing	55,325	6,646,192
Canadian Pacific Railway	34,990	4,189,353
Danaher	100,000	8,665,000
Southwest Airlines	240,000	9,028,800

		28,529,345

Information Technology — 34.5%
Alphabet, Cl A*	18,354	13,973,818
Alphabet, Cl C*	16,220	12,050,649
Apple	117,896	11,475,997
Cognizant Technology Solutions, Cl A*	151,547	9,594,441
Facebook, Cl A*	185,690	20,836,275
Lam Research	76,860	5,517,779
MasterCard, Cl A	116,410	10,363,982
Microsoft	100,000	5,509,000
Palo Alto Networks*	25,000	3,737,250
PayPal Holdings*	251,520	9,089,933
Salesforce.com*	96,135	6,542,948
Splunk*	83,000	3,842,070
Visa, Cl A	210,100	15,650,349
Workday, Cl A*	75,000	4,725,750

		132,910,241

Total Common Stock (Cost $242,448,410)		353,268,051

CASH EQUIVALENT** — 9.1%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $35,035,171)	35,035,171	35,035,171

Total Investments — 100.8% (Cost $277,483,581)		$388,303,222

Percentages are based on Net Assets of $385,106,674.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2016.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 97.7%
Consumer Discretionary — 17.1%
Carnival	261,800	$12,600,434
Las Vegas Sands	160,900	7,256,590
Lowe’s	90,300	6,470,898
Target	177,000	12,818,340
Walt Disney	50,900	4,877,238
Whirlpool	88,000	11,826,320

		55,849,820

Energy — 6.6%
Occidental Petroleum	150,000	10,324,500
Valero Energy	166,800	11,320,716

		21,645,216

Financials — 22.8%
American Express	148,600	7,950,100
American International Group	171,400	9,680,672
Capital One Financial	152,900	10,033,298
Citigroup	231,900	9,874,302
FNF Group	357,700	11,582,326
Lazard, Cl A	201,200	7,241,188
Nasdaq	147,800	9,163,600
Wells Fargo	177,200	8,900,756

		74,426,242

Health Care — 14.4%
Abbott Laboratories	162,100	6,135,485
AbbVie	198,800	10,914,120
Baxalta	234,500	9,382,345
Medtronic	135,700	10,302,344
Novartis ADR	130,400	10,167,288

		46,901,582

Description	Shares	Value
Industrials — 20.8%
Boeing	82,000	$9,850,660
Eaton	141,400	7,142,114
General Electric	448,200	13,042,620
Honeywell International	87,150	8,993,880
Nielsen Holdings	229,400	11,047,904
Raytheon	41,000	5,257,840
United Continental Holdings*	263,500	12,721,780

		68,056,798

Information Technology — 13.1%
Cisco Systems	533,000	12,680,070
Corning	703,300	13,088,413
eBay*	510,600	11,978,676
Microsoft	93,800	5,167,442

		42,914,601

Materials — 2.9%
Dow Chemical	226,400	9,508,800

Total Common Stock (Cost $323,624,239)		319,303,059

CASH EQUIVALENT** — 3.5%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $11,277,921)	11,277,921	11,277,921

Total Investments — 101.2% (Cost $334,902,160)		$330,580,980

Percentages are based on Net Assets of $326,649,570.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2016.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 93.2%
Consumer Discretionary — 9.8%
Coach	38,000	$1,407,900
General Motors	144,400	4,280,016
Honda Motor ADR	98,800	2,669,576
Johnson Controls	21,000	753,270
Target	28,800	2,085,696

		11,196,458

Consumer Staples — 2.6%
Archer-Daniels-Midland	26,900	950,915
Wal-Mart Stores	31,200	2,070,432

		3,021,347

Energy — 11.6%
BP ADR	104,600	3,385,902
Ensco, Cl A	141,700	1,385,826
National Oilwell Varco	44,600	1,451,284
Occidental Petroleum	35,700	2,457,231
Royal Dutch Shell ADR, Cl A	38,400	1,686,912
Schlumberger	40,700	2,941,389

		13,308,544

Financials — 19.8%
Allstate	50,500	3,060,300
Annaly Capital Management‡	228,300	2,168,850
Bank of America	250,530	3,542,494
Barclays ADR	142,200	1,532,916
BB&T	26,100	852,426
Capital One Financial	13,300	872,746
Citigroup	69,000	2,938,020
Lincoln National	23,067	910,224

Description	Shares	Value
Marsh & McLennan	36,300	$1,935,879
XL Group, Cl A	131,150	4,755,499

		22,569,354

Health Care — 7.9%
Merck	35,000	1,773,450
Quest Diagnostics	12,800	840,576
Sanofi ADR	98,800	4,114,032
Teva Pharmaceutical Industries ADR	37,200	2,287,056

		9,015,114

Industrials — 8.4%
Boeing	30,000	3,603,900
Dover	21,900	1,280,055
Raytheon	12,400	1,590,176
Union Pacific	43,000	3,096,000

		9,570,131

Information Technology — 14.0%
Applied Materials	168,860	2,980,379
International Business Machines	32,400	4,043,196
Telefonaktiebolaget LM Ericsson ADR	310,632	2,764,625
Western Union	348,700	6,220,808

		16,009,008

Materials — 12.7%
Dow Chemical	109,600	4,603,200
Monsanto	34,500	3,125,700
Mosaic	99,150	2,389,515
Rio Tinto ADR	66,900	1,649,085
WestRock	77,100	2,720,088

		14,487,588

Telecommunication Services — 6.4%
AT&T	202,792	7,312,679

Total Common Stock (Cost $123,776,098)		106,490,223

CASH EQUIVALENT* — 6.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.070% (Cost $7,857,334)	7,857,334	7,857,334

Total Investments — 100.1% (Cost $131,633,432)		$114,347,557

Percentages are based on Net Assets of $114,205,899.

*	Rate shown is the 7-day effective yield as of January 31, 2016.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 92.2%
Consumer Discretionary — 16.9%
AutoNation*	3,090	$133,643
Best Buy	10,441	291,617
Dollar Tree*	4,245	345,203
Gentex	18,267	250,075
Lennar, Cl A	4,790	201,899
TEGNA	11,475	275,515
Under Armour, Cl A*	2,705	231,088

		1,729,040

Consumer Staples — 5.3%
Church & Dwight	2,242	188,328
WhiteWave Foods, Cl A*	9,274	350,093

		538,421

Energy — 1.4%
Frank’s International	9,940	145,422

Financials — 15.1%
Huntington Bancshares	28,451	244,110
Jones Lang LaSalle	1,050	147,756
Kimco Realty‡	7,728	210,125
M&T Bank	873	96,187
Moody’s	2,200	196,108
Progressive	6,513	203,531
Raymond James Financial	3,325	145,668
Synovus Financial	9,627	293,912

		1,537,397

Health Care — 11.8%
CR Bard	1,381	253,096
DexCom*	2,460	175,349
Ionis Pharmaceuticals*	2,895	112,702

Description	Shares	Value
Laboratory Corp of America Holdings*	3,002	$337,275
Mettler-Toledo International*	1,060	331,621

		1,210,043

Industrials — 12.4%
Alaska Air Group	3,764	264,986
Hexcel	5,380	222,624
L-3 Communications Holdings, Cl 3	822	96,042
Masco	10,258	270,709
Middleby*	2,100	189,756
Roper Technologies	1,280	224,858

		1,268,975

Information Technology — 18.6%
Arista Networks*	2,996	179,850
Euronet Worldwide*	4,220	336,629
Fidelity National Information Services	2,343	139,947
FLIR Systems	4,470	130,703
Juniper Networks	7,622	179,879
Sabre	7,132	182,651
SanDisk	4,572	323,240
Take-Two Interactive Software*	6,875	238,563
Workday, Cl A*	2,920	183,989

		1,895,451

Materials — 3.9%
Albemarle	2,920	153,709
Reliance Steel & Aluminum	4,322	246,094

		399,803

Utilities — 6.8%
FirstEnergy	5,625	185,963
Great Plains Energy	7,351	204,946
WEC Energy Group	5,541	306,029

		696,938

Total Common Stock (Cost $9,189,587)		9,421,490

CASH EQUIVALENT** — 8.5%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $868,055)	868,055	868,055

Total Investments — 100.7% (Cost $10,057,642)		$10,289,545

Percentages are based on Net Assets of $10,220,126.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2016.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 95.5%
Argentina — 0.8%
MercadoLibre	4,056	$398,461

Australia — 1.4%
REA Group	18,939	723,962

Brazil — 0.4%
BM&FBOVESPA	71,613	183,697

Canada — 2.6%
Concordia Healthcare	11,849	323,693
Constellation Software	1,635	595,224
Gildan Activewear, Cl A	14,999	377,975

		1,296,892

China — 2.9%
Alibaba Group Holding ADR*	1,800	120,654
Baidu ADR*	759	123,922
CGN Power, Cl H (A)	625,117	183,176
Ctrip.com International ADR*	15,930	679,893
Tencent Holdings	19,396	367,390

		1,475,035

Denmark — 2.0%
Novo Nordisk, Cl B	10,531	587,255
Novozymes, Cl B	9,850	411,406

		998,661

Finland — 0.8%
Nokia	54,535	392,629

France — 12.5%
Accor	11,523	440,354

Description	Shares	Value
Cie de St.-Gobain	15,284	$631,304
Edenred	38,067	715,383
Eurofins Scientific	1,036	340,585
Ingenico Group	6,068	717,968
Pernod Ricard	5,311	622,530
Remy Cointreau	4,158	298,239
Suez Environnement	27,104	502,724
Total	22,402	995,940
Vinci	10,471	709,869
Vivendi	16,974	370,694

		6,345,590

Germany — 3.9%
Deutsche Boerse	4,176	356,553
Fresenius	8,296	550,447
Rocket Internet* (A)	22,443	486,248
Wirecard	6,047	305,335
Zalando* (A)	7,448	255,485

		1,954,068

Hong Kong — 2.7%
AIA Group	32,596	182,510
China Mobile	34,523	385,346
Galaxy Entertainment Group	106,400	336,314
Hong Kong Exchanges and Clearing	20,167	447,919

		1,352,089

Ireland — 0.5%
Experian	16,236	276,396

Italy — 2.8%
Atlantia	20,954	546,962
Telecom Italia	556,000	619,115
Yoox Net-A-Porter Group, Cl A*	7,917	271,978

		1,438,055

Japan — 10.4%
COOKPAD	14,900	194,549
East Japan Railway	5,956	550,120
Japan Exchange Group	86,010	1,223,189
Nippon Telegraph & Telephone	17,800	750,527
Nomura Holdings	99,831	546,909
Rakuten	39,700	410,271
Seven & i Holdings	6,836	303,907
Sony	21,147	452,299
Sumitomo Mitsui Trust Holdings	70,811	226,617
Toyota Motor	10,650	643,236

		5,301,624

Mexico — 1.3%
Fomento Economico Mexicano ADR	6,929	657,008

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

Description	Shares	Value
Netherlands — 3.2%
Heineken	6,276	$548,148
ING Groep	25,443	294,733
Koninklijke Philips	9,740	259,502
NXP Semiconductors*	6,850	512,243

		1,614,626

Singapore — 1.0%
Avago Technologies, Cl A	3,897	521,068

South Korea — 0.3%
Korea Electric Power*	3,741	165,152

Spain — 1.4%
Grifols	21,568	447,547
Iberdrola	37,339	261,264

		708,811

Sweden — 1.7%
Arcam*	8,814	179,690
Investment Kinnevik, Cl B	15,406	398,305
Lundin Petroleum*	21,300	306,565

		884,560

Switzerland — 7.6%
Nestle	10,062	740,553
Novartis	9,258	715,544
Partners Group Holding	1,852	666,753
Roche Holding	2,773	719,056
SGS	231	449,198
UBS Group	35,571	584,429

		3,875,533

Taiwan — 0.7%
Eclat Textile	23,700	340,240

Turkey — 0.6%
Coca-Cola Icecek	25,435	282,869

United Kingdom — 19.8%
ARM Holdings	57,045	819,140
Ashtead Group	18,538	239,514
ASOS*	6,584	293,228
Aviva	108,952	751,731
Bank of Ireland*	762,275	248,188
Delphi Automotive	6,022	391,069
Foxtons Group	231,601	562,405
Hargreaves Lansdown	14,259	277,462
Intertek Group	12,610	510,826
ITV	144,820	553,708
Liberty Global*	13,223	440,458
Lloyds Banking Group	577,953	544,641

Description	Shares/ Number of Rights	Value
London Stock Exchange Group	12,579	$447,201
National Grid	18,889	266,359
Paysafe Group*	175,900	1,010,179
Reckitt Benckiser Group	6,954	621,775
Rightmove	4,928	281,199
Schroders	16,710	657,221
St. James’s Place	46,403	637,585
Whitbread	8,740	501,699

		10,055,588

United States — 14.2%
Allergan*	1,957	556,630
Citigroup	7,049	300,146
Exxon Mobil	5,327	414,707
First Cash Financial Services*	7,767	275,729
Freeport-McMoRan Copper & Gold	17,297	79,566
Kansas City Southern	3,400	240,992
lululemon athletica*	5,528	343,123
MasterCard, Cl A	11,807	1,051,177
Mead Johnson Nutrition, Cl A	3,743	271,330
Mobileye*	13,720	372,224
Nielsen Holdings	15,744	758,231
Perrigo	7,876	1,138,712
Priceline Group*	549	584,668
PriceSmart	5,398	413,271
WisdomTree Investments	33,254	399,048

		7,199,554

Total Common Stock (Cost $50,720,241)		48,442,168

RIGHT — 0.0%
Taiwan — 0.0%
Eclat Textile, Expires 02/16/16* (Cost $— )	545	2,477

CASH EQUIVALENT** — 5.6%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $2,855,271)	2,855,271	2,855,271

Total Investments — 101.1% (Cost $53,575,512)		$51,299,916

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

The outstanding forward foreign currency contracts held by the Fund at January 31, 2016 are as follows:

Counter party	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
State Street	2/16/16	CNH 13,422,600	USD 2,044,471	$13,841
State Street	3/7/16- 3/11/16	EUR 2,814,900	USD 3,084,058	31,847
State Street	4/7/16	JPY 151,198,600	USD 1,277,021	25,846
State Street	2/16/16	USD 1,215,656	CNH 7,915,200	(18,210)
State Street	3/7/16	USD 1,780,923	EUR 1,627,300	(16,530)

				$36,794

For the six months ended January 31, 2016, the Fund entered into forward foreign currency contracts to receive USD with an average notional value of $6,405,550 and entered into forward foreign currency contracts to sell USD with an average notional value of $2,996,579.

Percentages	are based on Net Assets of $50,740,970.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2016.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST NATURAL RESOURCES FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK§ — 68.0%
Energy — 55.1%
Archrock	10,000	$60,000
Canadian Natural Resources	4,000	85,040
CARBO Ceramics	4,000	66,200
Chevron	2,000	172,940
Concho Resources*	3,200	304,416
Core Laboratories	2,000	196,800
Crescent Point Energy	7,000	77,700
Dril-Quip*	1,850	108,484
EOG Resources	3,850	273,427
Halliburton	5,000	158,950
Memorial Resource Development*	9,000	143,190
Noble Energy	4,000	129,480
Occidental Petroleum	4,000	275,320
Parsley Energy, Cl A*	9,500	182,970
Patterson-UTI Energy	12,750	183,345
PDC Energy*	3,850	218,949
Phillips 66	2,000	160,300
Plains GP Holdings, Cl A	10,000	80,000
Schlumberger	3,500	252,945
Scorpio Tankers	30,000	183,000
SM Energy	14,500	202,710
TransCanada	3,100	107,136
Valero Energy	3,150	213,791

		3,837,093

Financials — 1.7%
Weyerhaeuser‡	4,500	115,245

Industrials — 2.7%
General Electric	3,250	94,575
Xylem	2,700	97,065

		191,640

Description	Shares	Value
Information Technology — 1.4%
SunPower, Cl A*	3,800	$96,672

Materials — 7.1%
Alcoa	7,000	51,030
Dow Chemical	2,850	119,700
Eagle Materials	3,000	160,620
Royal Gold	2,000	59,580
Steel Dynamics	5,750	105,512

		496,442

Total Common Stock (Cost $5,218,895)		4,737,092

CASH EQUIVALENT** — 5.6%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.080% (Cost $391,317)	391,317	391,317

Total Investments — 73.6% (Cost $5,610,212)		$5,128,409

Percentages are based on Net Assets of $6,967,147.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2016.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 61.7%
Consumer Discretionary — 10.5%
CarMax*	2,333	$103,072
Comcast, Cl A	2,376	132,367
Ford Motor (A)	16,747	199,959
General Motors (A)	7,876	233,445
Home Depot	1,632	205,240
Starbucks	2,925	177,752
Walt Disney (A)	2,552	244,533

		1,296,368

Consumer Staples — 7.9%
CVS Health (A)	4,740	457,837
Walgreens Boots Alliance (A)	3,988	317,923
Wal-Mart Stores	2,931	194,501

		970,261

Energy — 6.7%
Chevron (A)	1,612	139,390
ConocoPhillips (A)	2,649	103,523
Exxon Mobil	1,632	127,051
Helmerich & Payne (A)	2,658	135,026
National Oilwell Varco (A)	3,344	108,814
Valero Energy (A)	3,088	209,583

		823,387

Financials — 9.0%
Allstate (A)	3,854	233,552
American International Group	2,250	127,080
Citigroup	2,475	105,386
Everest Re Group (A)	914	163,551

Description	Shares	Value
JPMorgan Chase	2,045	$121,678
Travelers (A)	3,358	359,440

		1,110,687

Health Care — 7.8%
Allergan*	649	184,595
Amgen (A)	1,031	157,465
Celgene*	1,216	121,989
Express Scripts Holding*	1,869	134,325
Gilead Sciences	1,777	147,491
Merck (A)	2,031	102,911
Pfizer (A)	3,797	115,770

		964,546

Industrials — 2.8%
Danaher	1,621	140,460
Union Pacific	1,376	99,072
United Technologies	1,211	106,192

		345,724

Information Technology — 11.7%
Accenture, Cl A	1,347	142,162
Alphabet, Cl A*	208	158,361
Apple (A)	1,971	191,857
Avago Technologies, Cl A	1,063	142,134
Cisco Systems	4,806	114,335
Cognizant Technology Solutions, Cl A*	1,971	124,784
Intel (A)	5,820	180,536
Microsoft	2,971	163,672
Oracle (A)	5,934	215,464

		1,433,305

Materials — 0.9%
LyondellBasell Industries, Cl A	1,339	104,402

Telecommunication Services — 2.9%
AT&T (A)	9,919	357,679

Utilities — 1.5%
American Electric Power	3,028	184,617

Total Common Stock (Cost $6,883,688)		7,590,976

REGISTERED INVESTMENT COMPANIES — 35.3%
Exchange Traded Funds — 35.3%
Consumer Discretionary Select Sector SPDR Fund (A)	3,310	245,304
Financial Select Sector SPDR Fund (A)	29,390	638,057
Health Care Select Sector SPDR Fund (A)	9,102	605,010
Industrial Select Sector SPDR Fund (A)	13,710	685,363
iShares US Technology ETF (A)	9,074	916,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

Description	Shares/ Contracts	Value
Materials Select Sector SPDR Fund (A)	4,510	$174,807
SPDR S&P 500 ETF Trust (A)	4,851	940,463
Utilities Select Sector SPDR Fund (A)	3,000	136,260

Total Registered Investment Companies (Cost $3,385,882)		4,341,829

CASH EQUIVALENT** — 4.4%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.080% (Cost $539,936)	539,936	539,936

Total Investments — 101.4% (Cost $10,809,506)		$12,472,741

WRITTEN EQUITY OPTION* (B) — (1.5)%
S&P Index Call Option, Expires 02/19/16, Strike Price $1,880 (Premiums Received $126,474)	(27)	$(185,760)

Percentages are based on Net Assets of $12,301,748.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2016.
(A)	All or a portion is pledged as collateral for written options.
(B)	For the period ended January 31, 2016, the total amount of written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST CONSERVATIVE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 95.9%
Open-End Funds — 88.1%
American Beacon Acadian Emerging Markets Managed Volatility Fund	5,540	$46,318
Artisan High Income Fund	3,227	29,071
Causeway International Value Fund	6,647	87,339
Cohen & Steers Institutional Realty Shares	1,360	60,230
Frost Credit Fund, Institutional Class Shares*	6,240	56,283
Frost Growth Equity Fund, Institutional Class Shares*	18,990	239,656
Frost Total Return Bond Fund, Institutional Class Shares*	69,098	702,730
Frost Value Equity Fund, Institutional Class Shares*	20,588	185,289
Hartford World Bond Fund	24,979	252,041
John Hancock Funds III Disciplined Value Mid Capital Fund	4,720	82,792
Lazard International Equity Portfolio	7,204	117,066
Metropolitan West Total Return Bond Fund	35,785	383,975
T. Rowe Price International Discovery Fund	1,280	64,765
T. Rowe Price Mid-Capital Growth Fund	868	58,443
Templeton Global Bond Fund	7,204	82,265
Vanguard Total Bond Market Index Fund	32,744	352,652

		2,800,915

Exchange Traded Funds — 7.8%
iShares Russell 1000 Value ETF	610	56,541
SPDR S&P 500 ETF Trust	849	164,595
Vanguard Small-Capital ETF	275	28,116

		249,252

Total Registered Investment Companies (Cost $3,266,463)		3,050,167

CASH EQUIVALENT** — 4.1%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.080% (Cost $131,175)	131,175	131,175

Total Investments — 100.0% (Cost $3,397,638)		$3,181,342

Percentages are based on Net Assets of $3,179,935.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2016 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 1/31/16	Dividend Income
Frost Credit Fund
$87,002	$2,136	$(26,816)	$(3,914)	$(2,125)	$56,283	$1,777
Frost Growth Equity Fund
$202,215	$88,069	$—	$(50,628)	$—	$239,656	$402
Frost Total Return Bond Fund
$819,377	$96,433	$(185,679)	$(20,681)	$(6,720)	$702,730	$13,704
Frost Value Equity Fund
$175,980	$49,764	$—	$(40,455)	$—	$185,289	$1,113

**	Rate shown is the 7-day effective yield as of January 31, 2016.

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MODERATE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 97.5%
Open-End Funds — 76.6%
Artisan High Income Fund	46,556	$419,474
Causeway International Value Fund	60,538	795,466
Cohen & Steers Institutional Realty Shares	19,622	868,858
Frost Credit Fund, Institutional Class Shares*	22,451	202,506
Frost Growth Equity Fund, Institutional Class Shares*	190,199	2,400,313
Frost Natural Resources Fund, Institutional Class Shares*	12,389	79,042
Frost Total Return Bond Fund, Institutional Class Shares*	211,381	2,149,745
Frost Value Equity Fund, Institutional Class Shares*	161,250	1,451,249
Hartford World Bond Fund	150,684	1,520,404
John Hancock Funds III Disciplined Value Mid Capital Fund	67,764	1,188,588
Lazard International Equity Portfolio	76,080	1,236,295
Metropolitan West Total Return Bond Fund	85,009	912,144
T. Rowe Price International Discovery Fund	12,729	644,220
T. Rowe Price Mid-Capital Growth Fund	5,865	394,736
Templeton Global Bond Fund	87,659	1,001,069
Vanguard Total Bond Market Index Fund	85,613	922,050

		16,186,159

Exchange Traded Funds — 20.9%
iShares Russell 1000 Value ETF	17,808	1,650,624
SPDR S&P 500 ETF Trust	10,853	2,104,071
Vanguard MSCI Emerging Markets ETF	9,040	278,703
Vanguard Small-Capital ETF	3,769	385,343

		4,418,741

Total Registered Investment Companies (Cost $22,614,052)		20,604,900

CASH EQUIVALENT — 2.6%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.080%** (Cost $542,715)	542,715	542,715

Total Investments — 100.1% (Cost $23,156,767)		$21,147,615

Percentages are based on Net Assets of $21,123,269.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2016 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 1/31/16	Dividend Income
Frost Credit Fund
$435,481	$10,566	$(214,700)	$(8,282)	$(20,559)	$202,506	$8,771
Frost Growth Equity Fund
$1,973,648	$937,239	$—	$(510,574)	$—	$2,400,313	$3,726
Frost Natural Resources Fund
$101,499	$2,017	$—	$(24,474)	$—	$79,042	$2,017
Frost Total Return Bond Fund
$2,390,596	$60,545	$(213,233)	$(75,032)	$(13,131)	$2,149,745	$41,972
Frost Value Equity Fund
$1,397,030	$371,932	$—	$(317,713)	$—	$1,451,249	$8,798

**	Rate shown is the 7-day effective yield as of January 31, 2016.

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

MSCI — Morgan Stanley Capital International

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST AGGRESSIVE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 97.8%
Open-End Funds — 71.1%
Artisan High Income Fund	10,517	$94,762
Causeway International Value Fund	48,833	641,660
Cohen & Steers Institutional Realty Shares	8,785	389,007
Frost Credit Fund, Institutional Class Shares*	10,671	96,256
Frost Growth Equity Fund, Institutional Class Shares*	125,789	1,587,452
Frost Natural Resources Fund, Institutional Class Shares*	28,869	184,185
Frost Total Return Bond Fund, Institutional Class Shares*	46,752	475,465
Frost Value Equity Fund, Institutional Class Shares*	71,748	645,732
Hartford World Bond Fund	44,526	449,269
John Hancock Funds III Disciplined Value Mid Capital Fund	32,860	576,369
Lazard International Equity Portfolio	46,914	762,359
Metropolitan West Total Return Bond Fund	15,595	167,335
T. Rowe Price International Discovery Fund	5,455	276,094
T. Rowe Price Mid-Capital Growth Fund	4,345	292,407
Templeton Global Bond Fund	27,557	314,704
Vanguard Total Bond Market Index Fund	15,657	168,631

		7,121,687

Exchange Traded Funds — 26.7%
iShares Russell 1000 Value ETF	5,445	504,697
SPDR S&P 500 ETF Trust	8,878	1,721,178
Vanguard FTSE Emerging Markets ETF	5,627	173,480
Vanguard Small-Capital ETF	2,652	271,141

		2,670,496

Total Registered Investment Companies (Cost $10,939,421)		9,792,183

CASH EQUIVALENT** — 2.3%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.080% (Cost $236,259)	236,259	236,259

Total Investments — 100.1% (Cost $11,175,680)		$10,028,442

Percentages are based on Net Assets of $10,013,504.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2016 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 1/31/16	Dividend Income
Frost Cinque Large Cap Buy-Write Equity Fund
$44,589	$141	$(43,677)	$(1,572)	$ 519	$—	$141
Frost Credit Fund
$134,131	$3,565	$(31,100)	$(8,357)	$(1,983)	$96,256	$3,012
Frost Growth Equity Fund
$1,484,550	$444,701	$—	$(341,799)	$—	$1,587,452	$2,663
Frost Natural Resources Fund
$72,253	$156,037	$—	$(44,105)	$—	$184,185	$4,699
Frost Total Return Bond Fund
$481,004	$12,452	$—	$(17,991)	$—	$475,465	$8,654
Frost Value Equity Fund
$721,233	$70,399	$—	$(145,900)	$—	$645,732	$4,354

**	Rate shown is the 7-day effective yield as of January 31, 2016.

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 32.8%
Agency Mortgage-Backed Obligations — 13.1%
FHLMC 6.000%, 05/01/26 to 11/01/47	$767,575	$860,100
5.500%, 12/01/37	291,842	328,871
5.000%, 04/01/24	381,577	418,477
3.073%, 01/01/45 (A)	14,301,619	14,817,850
2.512%, 08/01/37 (A)	763,859	808,935
2.375%, 06/01/43 (A)	15,634,824	15,962,642
2.107%, 02/01/37 (A)	3,064,365	3,219,374
FHLMC REMIC, Ser 2010-3695, Cl DI, IO 4.500%, 05/15/30	2,221,754	208,464
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,000,000	11,165,825
FHLMC REMIC, Ser 2011-3834, Cl AI, IO 4.000%, 02/15/29	3,888,238	151,243
FHLMC REMIC, Ser 2011-3875, Cl GK 2.250%, 06/15/26	1,357,311	1,377,514
FHLMC REMIC, Ser 2011-3898, Cl FC 0.936%, 11/15/36 (A)	3,990,081	4,020,378
FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	3,685,541	573,426

Description	Face Amount	Value
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	$9,034,408	$9,977,055
FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	16,185,198	1,457,710
FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	12,186,939	881,061
FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	26,225,266	2,290,216
FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	8,060,915	701,913
FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	25,541,999	2,227,359
FHLMC, Ser 2012-4136, Cl PI, IO 3.000%, 11/15/32	36,257,612	4,732,035
FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	14,913,430	1,286,962
FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	36,536,084	5,362,668
FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	24,476,990	2,588,246
FHLMC, Ser 2015-4492, Cl MA 4.000%, 07/15/43	8,046,173	8,601,890
FNMA 5.500%, 07/01/36 to 12/01/47	619,312	681,886
5.000%, 04/01/19 to 05/01/35	1,553,758	1,641,601
4.500%, 02/01/39 to 08/01/41	14,798,448	16,202,108
3.500%, 10/01/40 to 11/01/40	2,095,922	2,199,674
3.370%, 02/01/42 (A)	7,726,641	8,121,986
2.788%, 10/01/42 (A)	7,246,104	7,517,182
2.710%, 08/01/23	3,169,782	3,252,380
2.527%, 01/01/38 (A)	7,426,063	7,880,968
2.251%, 07/01/37 (A)	4,382,898	4,599,579
FNMA REMIC, Ser 2005-66, Cl FD 0.722%, 07/25/35 (A)	1,665,587	1,660,428
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	8,357,579	782,652
FNMA REMIC, Ser 2011-121, Cl JP 4.500%, 12/25/41	1,160,411	1,242,489

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
FNMA REMIC, Ser 2012-13, Cl JP 4.500%, 02/25/42	$857,015	$912,061
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	3,453,290	671,994
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	5,170,992	882,193
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	5,737,596	929,761
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	6,375,709	1,020,328
FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	9,678,268	1,633,204
FNMA STRIPS, Ser 2015-421, Cl C1, IO 3.000%, 05/25/30	17,514,682	1,886,476
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	5,190,395
FNMA, Ser 2011-4, Cl PI, IO 5.000%, 04/25/40	3,943,817	450,711
FNMA, Ser 2012-100, Cl I, IO 2.500%, 07/25/22	11,325,045	664,165
FNMA, Ser 2012-31, Cl LI, IO 4.000%, 07/25/40	13,639,777	1,087,879
FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	30,215,349	2,767,928
FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	11,960,158	2,096,182
FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	5,069,001
FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	10,851,086	1,017,715
FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	10,000,000	10,036,525
FNMA, Ser 2013-5, Cl BD 2.000%, 03/25/40	3,712,947	3,693,937
FNMA, Ser 2014-40, Cl GI, IO 3.000%, 06/25/33	19,069,725	2,340,576

Description	Face Amount	Value
FNMA, Ser 2014-59, Cl CI, IO 3.000%, 08/25/40	$7,906,635	$1,010,217
GNMA 4.500%, 06/15/39	1,145,992	1,248,934
1.875%, 09/20/40 (A)	1,533,049	1,582,714
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	1,162,875	1,211,574
GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	13,792,061	941,341
GNMA, Ser 2010-138, Cl PI, IO 4.000%, 08/20/38	2,050,191	126,476
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	5,448,642	5,649,034
GNMA, Ser 2012-65, Cl AI, IO 3.500%, 03/20/36	5,705,676	319,961
GNMA, Ser 2013-144, Cl UB 3.500%, 10/16/28	1,017,137	1,071,395
GNMA, Ser 2013-170, Cl QI, IO 5.500%, 11/20/43 (A)	36,992,463	7,185,227
GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	2,035,619
GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	7,462,936	802,353
GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	17,736,034	2,226,814
GNMA, Ser 2014-151, Cl HI, IO 3.500%, 07/20/39	30,474,768	1,769,740
GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	8,901,000	1,171,021
GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	31,623,241	3,217,260
GNMA, Ser 2015-134, Cl LV 3.500%, 12/20/26	2,926,761	3,164,543
GNMA, Ser 2015-17, Cl JI, IO 3.500%, 05/20/28	29,826,816	2,759,207

		229,647,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Commercial Mortgage-Backed Obligations — 17.1%
A10 Securitization, Ser 2013-2, Cl C 5.120%, 11/15/27 (B)	$1,500,000	$1,488,297
A10 Securitization, Ser 2013-2, Cl B 4.380%, 11/15/27 (B)	2,000,000	2,001,596
ACRE Commercial Mortgage Trust, Ser 2014-FL2, Cl D 3.751%, 08/15/31 (A) (B)	1,500,000	1,442,834
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A 2.672%, 10/26/44 (A) (B)	6,020,000	5,927,849
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl AJ 5.421%, 10/10/45	4,500,000	4,486,281
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl B 5.480%, 10/10/45	9,645,000	9,536,324
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ 5.742%, 06/10/49 (A)	5,000,000	4,989,762
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B 6.467%, 02/10/51 (A) (B)	4,925,000	4,996,516
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ 6.467%, 02/10/51 (A)	5,000,000	5,159,031
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H 5.582%, 09/10/47 (A)	2,000,000	1,850,000
BBCMS Trust, Ser 2015-STP, Cl D 4.427%, 09/10/28 (A) (B)	5,000,000	4,872,932
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl E 4.997%, 06/11/41 (A) (B)	4,917,700	4,899,699
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ 5.566%, 01/12/45 (A)	9,150,000	9,139,665
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl D 5.158%, 05/15/43 (A)	7,013,019	7,002,864
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.811%, 03/15/49 (A)	5,980,000	5,954,720

Description	Face Amount	Value
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C 4.200%, 06/10/48 (A)	$5,000,000	$4,618,123
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl C 5.284%, 07/15/44 (A)	300,630	300,611
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.284%, 07/15/44 (A)	750,000	749,173
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl C 6.167%, 07/10/46 (A) (B)	1,750,000	1,949,046
Commercial Mortgage Trust, Ser 2012-CR2, Cl C 4.855%, 08/15/45 (A)	1,000,000	1,034,488
Commercial Mortgage Trust, Ser 2014-LC15, Cl D 5.109%, 04/10/47 (A) (B)	9,500,000	8,161,325
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ 5.949%, 09/15/39 (A)	5,000,000	5,029,831
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ 5.949%, 09/15/39 (A)	5,000,000	5,038,018
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 6.067%, 02/15/41 (A) (B)	5,000,000	4,702,976
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (B)	36,061	35,958
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 0.676%, 04/15/37 (A)	869,018	686,190
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F 5.100%, 08/15/38 (A)	4,850,000	4,842,320
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.836%, 11/10/46 (A) (B)	1,000,000	1,096,044
FREMF Mortgage Trust, Ser 2011-K15, Cl B 4.948%, 08/25/44 (A) (B)	4,000,000	4,388,738
FREMF Mortgage Trust, Ser 2012-K21, Cl C 3.938%, 07/25/45 (A) (B)	5,000,000	5,114,374

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.687%, 08/25/45 (A) (B)	$1,000,000	$956,793
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.819%, 06/25/47 (A) (B)	2,000,000	2,001,452
FREMF Mortgage Trust, Ser 2012-KF01, Cl C 4.672%, 10/25/44 (A) (B)	4,500,000	4,605,352
FREMF Mortgage Trust, Ser 2015-K720, Cl B 3.506%, 07/25/22 (A) (B)	5,000,000	4,444,500
FREMF Mortgage Trust, Ser 2015-K721, Cl C 3.681%, 11/25/47 (A) (B)	1,500,000	1,184,724
GS Mortgage Securities Trust, Ser 2005-GG4, Cl D 4.939%, 07/10/39 (A)	5,565,000	5,318,290
Impact Funding, Ser 2001-AA, Cl C 5.481%, 07/25/33 (A) (B)	293,310	326,102
Impact Funding, Ser 2001-AA, Cl D 5.941%, 07/25/33 (A) (B)	87,994	92,297
Impact Funding, Ser 2001-AA, Cl B 5.281%, 07/25/33 (A) (B)	117,323	129,642
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ 6.009%, 02/15/51 (A)	5,000,000	4,933,772
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.999%, 02/15/51 (A) (B) (D)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	5,000,000	5,025,287
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl E 6.047%, 06/15/38 (A)	3,000,000	2,990,092
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl F 5.840%, 06/15/38 (A)	4,700,000	4,543,888
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E 5.582%, 02/15/40 (A)	4,000,000	3,910,780
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.118%, 07/15/40 (A)	1,000,000	1,012,660

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C 6.242%, 09/15/45 (A)	$10,450,000	$9,876,781
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D 5.082%, 01/20/41 (A) (B)	3,752,000	3,423,258
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM 5.836%, 06/12/50 (A)	3,000,000	3,049,159
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl B 5.303%, 12/12/49 (A)	6,306,000	6,081,865
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	10,000,000	9,730,387
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.821%, 06/11/42 (A)	10,000,000	10,025,527
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.821%, 06/11/42 (A) (B)	500,000	461,756
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.438%, 09/15/47 (A) (B)	2,000,000	2,161,723
Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B 5.597%, 12/19/40 (A) (B)	4,228,133	4,217,913
New York Mortgage Securitization Trust, Ser 2013-1, Cl A 5.681%, 08/27/24 (A) (B)	8,000,000	8,040,000
NorthStar, Ser 2013-1A, Cl B 5.422%, 08/25/29 (A) (B)	4,000,000	4,000,000
RAIT Trust, Ser 2014-FL3, Cl C 4.022%, 12/15/31 (A) (B)	5,639,834	5,464,178
RAIT Trust, Ser 2015-FL5, Cl C 5.076%, 01/15/31 (A) (B)	4,000,000	4,000,000
Resource Capital, Ser 2015-CRE3, Cl C 3.501%, 03/15/32 (A) (B)	5,000,000	4,976,506
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO 0.910%, 04/25/43 (A) (B)	294,738,368	13,299,656
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.719%, 05/10/45 (A) (B)	4,750,000	4,940,479
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 5.046%, 05/10/63 (A) (B)	15,254,806	13,823,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.123%, 08/10/49 (A) (B)	$3,000,000	$3,102,234
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.647%, 12/10/45 (A) (B)	13,384,000	12,255,584
Velocity Commercial Capital Loan Trust, Ser 2011-1 4.422%, 08/25/40 (A) (B)	1,732,125	1,675,143
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C 5.483%, 12/15/43 (A)	5,000,000	4,876,588
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ 5.413%, 12/15/43 (A)	5,000,000	4,927,178
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 4.630%, 03/15/46 (A)	3,000,000	3,024,023

		300,404,229

Non-Agency Residential Mortgage-Backed Obligations — 2.6%
FirstKey Mortgage Trust, Ser 2015-1, Cl A3 3.500%, 03/25/45 (A) (B)	9,482,218	9,304,996
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1 3.958%, 06/20/44 (A) (B)	6,208,809	6,431,451
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1 4.000%, 09/20/44 (A) (B)	6,212,249	6,526,394
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3 3.500%, 11/20/44 (A) (B)	6,715,066	6,719,296
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11 3.500%, 02/20/45 (A) (B)	7,888,357	8,072,389
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3 3.500%, 03/20/45 (A) (B)	8,317,856	8,478,433

		45,532,959

Total Mortgage-Backed Securities (Cost $600,684,982)		575,584,796

U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Bill 0.230%, 02/25/16	500,000	499,925
U.S. Treasury Inflationary Protection Security 1.125%, 01/15/21	5,424,750	5,686,874

Description	Face Amount	Value
U.S. Treasury Notes 2.500%, 05/15/24 to 02/15/45	$35,000,000	$35,761,130
2.375%, 08/15/24	50,000,000	52,052,750
2.250%, 11/15/24 to 11/15/25	110,000,000	113,246,500
2.000%, 08/15/25	50,000,000	50,312,500
1.750%, 10/31/20	70,000,000	71,293,390
1.000%, 02/15/18	50,000,000	50,175,800
0.518%, 10/31/17 (A)	25,000,000	24,991,425
0.500%, 02/28/17	22,000,000	21,961,324

Total U.S. Treasury Obligations (Cost $417,825,571)		425,981,618

CORPORATE OBLIGATIONS — 18.6%
Consumer Discretionary — 2.9%
Block Financial 4.125%, 10/01/20	5,000,000	5,101,030
Choice Hotels International 5.750%, 07/01/22	5,179,000	5,463,845
Dillard’s 7.875%, 01/01/23	3,844,000	4,613,019
7.750%, 05/15/27	1,495,000	1,774,542
7.750%, 07/15/26	2,487,000	2,952,385
General Motors Financial 4.000%, 01/15/25	7,000,000	6,542,193
Interpublic Group of Companies 4.200%, 04/15/24	4,500,000	4,493,358
Lear 5.250%, 01/15/25	1,500,000	1,558,125
Mohawk Industries 3.850%, 02/01/23	5,975,000	6,143,812
Volkswagen Group of America Finance (B) 2.125%, 05/23/19	1,000,000	957,630
Volkswagen International Finance (B) 1.125%, 11/18/16	12,110,000	11,957,075

		51,557,014

Energy — 6.1%
Apache Finance Canada 7.750%, 12/15/29	4,138,000	5,019,878
Cameron International 4.000%, 12/15/23	7,918,000	7,888,157
Chesapeake Energy 3.250%, 03/15/16	5,600,000	5,218,500
Global Marine 7.000%, 06/01/28	3,000,000	1,365,000
Helmerich & Payne International Drilling 4.650%, 03/15/25	1,580,000	1,506,609
Hiland Partners (B) 5.500%, 05/15/22	10,030,000	8,978,044

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Lukoil International Finance BV 4.563%, 04/24/23	$13,131,000	$11,899,969
Noble Holding International 2.500%, 03/15/17	1,000,000	880,036
Northern Oil and Gas 8.000%, 06/01/20	6,140,000	3,438,400
Petrobras Global Finance BV 3.500%, 02/06/17	15,385,000	14,615,750
Pioneer Natural Resources 3.950%, 07/15/22	10,450,000	9,721,562
Seadrill (B) 6.125%, 09/15/17	300,000	99,000
6.125%, 09/15/17	9,750,000	3,217,500
Southwestern Energy 7.500%, 02/01/18	6,272,000	5,268,480
TMX Finance (B) 8.500%, 09/15/18	1,000,000	720,000
Transocean 6.500%, 11/15/20	22,980,000	13,874,175
Weatherford International 4.500%, 04/15/22	10,835,000	7,124,012
Williams Partners 4.875%, 03/15/24	2,600,000	1,949,490
4.875%, 05/15/23	5,000,000	3,799,275

		106,583,837

Financials — 5.2%
Assured Guaranty US Holdings 5.000%, 07/01/24	17,047,000	17,950,321
Capital One Financial 4.200%, 10/29/25	500,000	500,846
Enova International 9.750%, 06/01/21	17,000,000	12,240,000
Farmers Exchange Capital (B) 7.050%, 07/15/28	6,075,000	7,300,771
Genworth Holdings 7.625%, 09/24/21	10,380,000	7,110,300
Ladder Capital Finance Holdings 7.375%, 10/01/17	13,980,000	13,945,050
Navient MTN (A) 5.500%, 01/25/23	15,000,000	12,187,500
2.652%, 12/15/20	3,525,000	2,608,500
Select Income‡ 3.600%, 02/01/20	3,000,000	3,029,121
Societe Generale (B) 5.000%, 01/17/24	7,750,000	7,786,037
Wachovia 6.605%, 10/01/25	5,650,000	6,821,121

		91,479,567

Health Care — 0.3%
St. Jude Medical 3.250%, 04/15/23	5,200,000	5,195,726

Description	Face Amount	Value
Industrials — 0.4%
Burlington Northern Santa Fe 7.290%, 06/01/36	$5,000,000	$6,561,815

Information Technology — 1.8%
BMC Software 7.250%, 06/01/18	24,479,000	19,827,990
BMC Software Finance (B) 8.125%, 07/15/21	250,000	153,125
DynCorp International 10.375%, 07/01/17	13,014,000	9,597,825
Exelis 5.550%, 10/01/21	1,168,000	1,296,271
Rackspace Hosting (B) 6.500%, 01/15/24	1,000,000	912,500

		31,787,711

Materials — 1.1%
Cliffs Natural Resources 6.250%, 10/01/40	1,000,000	145,000
5.950%, 01/15/18	1,450,000	290,000
Glencore Finance Canada (B) 3.600%, 01/15/17	5,125,000	4,954,594
Packaging Corp of America 4.500%, 11/01/23	8,817,000	8,976,896
Teck Resources 3.150%, 01/15/17	4,730,000	4,446,200

		18,812,690

Telecommunication Services — 0.8%
Unison Ground Lease Funding (B) 5.780%, 03/15/20	4,000,000	3,909,200
Verizon Virginia 8.375%, 10/01/29	7,379,000	9,332,554

		13,241,754

Total Corporate Obligations (Cost $371,295,343)		325,220,114

COLLATERALIZED LOAN OBLIGATIONS — 10.0%
AMMC CLO X, Ser 2012-10A, Cl D 5.117%, 04/11/22 (A) (B)	4,000,000	3,904,692
Atrium CDO XI, Ser 2014-11A, Cl D 4.216%, 12/23/16 (A) (B)	10,000,000	9,155,000
Avery Point IV CLO, Ser 2014-1A, Cl B 1 2.420%, 04/25/26 (A) (B)	7,500,000	7,277,070
Babson CLO, Ser 2012-1A, Cl C 4.321%, 04/15/22 (A) (B)	3,000,000	2,827,281
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C 3.567%, 01/20/28 (A) (B)	2,000,000	1,603,066

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl C 4.223%, 07/20/16 (A) (B)	$4,200,000	$3,575,741
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.862%, 02/14/25 (A) (B)	4,000,000	3,417,088
Emerson Park CLO, Ser 2013-1A, Cl D 4.071%, 07/15/25 (A) (B)	4,500,000	3,937,450
Fortress Credit Investments IV, Ser 2015-4A, Cl C 3.215%, 07/17/23 (A) (B)	6,000,000	5,813,400
Fortress Credit Investments IV, Ser 2015-4A, Cl D 3.815%, 7/17/23 (A) (B)	6,000,000	5,469,618
Galaxy XIV CLO, Ser 2012-14A, Cl C1 3.462%, 11/15/24 (A) (B)	3,500,000	3,344,225
Galaxy XIV CLO, Ser 2012-14A, Cl D 4.762%, 11/15/24 (A) (B)	3,000,000	2,743,098
Golub Capital Partners CLO, Ser 2014-19A, Cl C 3.820%, 04/26/26 (A) (B)	10,000,000	8,576,580
Golub Capital Partners CLO, Ser 2015-24A, Cl D 4.584%, 02/05/27 (A) (B)	5,000,000	4,294,510
Keuka Park CLO, Ser 2013-1A, Cl E 4.817%, 10/21/24 (A) (B)	1,972,000	1,436,245
Keuka Park CLO, Ser 2013-1A, Cl C 2.867%, 10/21/24 (A) (B)	2,000,000	1,879,676
KKR CLO Trust, Ser 2012-1A, Cl C 5.012%, 12/15/24 (A) (B)	7,750,000	7,222,822
Madison Park Funding XII, Ser 2014-12A, Cl C 3.417%, 07/20/26 (A) (B)	13,000,000	12,545,364
Madison Park Funding XII, Ser 2014-12A, Cl D 3.817%, 07/20/26 (A) (B)	5,000,000	4,363,070
MCF CLO IV, Ser 2014-1A, Cl C 3.597%, 10/15/25 (A) (B)	4,000,000	3,802,336
Newstar Trust, Ser 2012-2A, Cl C 4.567%, 01/20/23 (A) (B)	8,000,000	7,750,520
NXT Capital CLO, Ser 2015-1A, Cl E 6.617%, 04/21/27 (A) (B)	15,500,000	12,125,635
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D 4.370%, 11/20/23 (A) (B)	6,500,000	5,873,894

Description	Face Amount	Value
Oak Hill Credit Partners X, Ser 2014-10A, Cl C 3.387%, 07/20/26 (A) (B)	$5,100,000	$4,931,700
Oaktree CLO, Ser 2014-2A, Cl D 5.567%, 10/20/26 (A) (B)	3,000,000	1,836,588
Octagon Investment Partners XX, Ser 2014-1A, Cl D 4.006%, 08/12/26 (A) (B)	3,500,000	3,137,750
Octagon Investment Partners XX, Ser 2014-1A, Cl C 3.156%, 08/12/26 (A) (B)	5,500,000	5,126,649
Octagon Investment Partners XXI, Ser 2014-1A, Cl B 3.562%, 11/14/26 (A) (B)	5,850,000	5,702,200
Octagon Investment Partners XXI, Ser 2014-1A, Cl C 4.012%, 11/14/26 (A) (B)	9,000,000	7,841,637
Parallel, Ser 2015-1A, Cl C1 3.033%, 07/20/27 (A) (B)	8,000,000	7,329,304
Pinnacle Park CLO, Ser 2014-1A, Cl C 3.421%, 04/15/26 (A) (B)	5,000,000	4,840,575
Race Point IX CLO, Ser 2015-9A, Cl D 5.521%, 04/15/27 (A) (B)	4,000,000	2,791,924
Symphony CLO VII, Ser 2011-7A, Cl D 3.523%, 07/28/21 (A) (B)	5,000,000	4,888,865
Symphony CLO VII, Ser 2011-7A, Cl E 3.923%, 07/28/21 (A) (B)	4,000,000	3,798,924

Total Collateralized Loan Obligations (Cost $188,067,193)		175,164,497

ASSET-BACKED SECURITIES — 8.5%
Automotive — 5.9%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D 4.940%, 06/15/20 (B)	4,000,000	4,049,405
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D 5.200%, 04/12/21 (B)	1,750,000	1,764,746
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D 4.960%, 05/10/21 (B)	3,750,000	3,782,613
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D 4.700%, 11/10/21 (B)	3,000,000	3,014,763

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D 5.240%, 02/10/22 (B)	$7,000,000	$6,918,594
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C 4.840%, 10/12/21 (B)	5,000,000	4,939,057
Bush Truck Leasing, Ser 2011-AA, Cl C 5.000%, 09/25/18 (B)	737,471	722,528
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D 4.280%, 11/16/20 (B)	3,610,000	3,660,825
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D 4.660%, 06/15/21 (B)	3,370,000	3,420,194
Carnow Auto Receivables Trust, Ser 2014-1A, Cl E 5.530%, 01/15/20 (B)	1,000,000	998,523
Carnow Auto Receivables Trust, Ser 2015-1A, Cl D 5.830%, 04/15/20 (B)	5,000,000	5,011,785
CPS Auto Receivables Trust, Ser 2012-A, Cl D 8.590%, 06/17/19 (B)	12,820	12,908
CPS Auto Receivables Trust, Ser 2013-D, Cl D 5.540%, 11/15/19 (B)	1,850,000	1,876,115
CPS Auto Receivables Trust, Ser 2014-C, Cl D 4.830%, 08/17/20 (B)	1,000,000	953,092
CPS Auto Receivables Trust, Ser 2014-D, Cl E 6.210%, 02/15/22 (B)	2,000,000	1,961,986
CPS Auto Receivables Trust, Ser 2015-C, Cl E 6.540%, 08/16/21 (B)	1,750,000	1,708,333
CPS Auto Receivables Trust, Ser 2016-A, Cl E 7.650%, 12/15/21 (B)	6,000,000	5,998,208
CPS Auto Trust, Ser 2012-C, Cl E 7.500%, 12/16/19 (B)	132,423	133,118
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C 3.520%, 02/15/19 (B)	2,000,000	2,008,855
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (B)	4,000,000	4,096,065
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D 4.930%, 12/15/20 (B)	1,240,000	1,219,663

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (B)	$9,000,000	$9,006,931
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (B)	5,000,000	5,002,951
Flagship Credit Auto Trust, Ser 2014-1, Cl D 4.830%, 06/15/20 (B)	2,080,000	2,082,105
Flagship Credit Auto Trust, Ser 2015-1, Cl E 5.990%, 07/15/22 (B)	3,000,000	2,958,534
Flagship Credit Auto Trust, Ser 2015-1, Cl D 5.260%, 07/15/21 (B)	5,190,000	5,186,253
Flagship Credit Auto Trust, Ser 2015-3, Cl D 7.120%, 11/15/22 (B)	5,000,000	5,074,462
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C 7.480%, 10/15/21 (B)	5,000,000	5,019,939
Hertz Fleet Lease Funding, Ser 2014-1, Cl E 2.374%, 04/10/28 (A) (B)	5,000,000	5,024,068
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E 6.520%, 06/15/22 (B)	5,000,000	4,999,430

		102,606,049

Other Asset-Backed Securities — 1.5%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	4,463,527	5,015,221
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	1,000,000	1,178,433
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	2,500,000	3,077,250
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.461%, 02/25/37 (A) (D)	1,000,000	—
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C 4.330%, 09/18/24 (B)	2,080,000	2,073,926
Sierra Receivables Funding, Ser 2011-2A, Cl C 8.350%, 05/20/28 (B)	538,034	543,304
Sierra Receivables Funding, Ser 2011-3A, Cl C 9.310%, 07/20/28 (B)	466,600	481,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Springleaf Funding Trust, Ser 2015-AA, Cl C 5.040%, 11/15/24 (B)	$2,000,000	$2,024,908
TAL Advantage V, Ser 2014-3A, Cl B 4.150%, 11/21/39 (B)	6,492,500	6,536,046
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,355,877
Westgate Resorts, Ser 2014-AA, Cl A 6.250%, 10/20/26 (B)	1,521,348	1,510,546

		25,796,990

Student Loan — 1.1%
Brazos Student Finance, Ser 2009-1, Cl B 3.103%, 12/27/39 (A)	5,000,000	4,725,894
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4 0.667%, 11/27/28 (A)	2,153,282	2,121,870
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.922%, 11/25/15 (A) (B)	10,000,000	8,938,910
SLM Student Loan Trust, Ser 2012-7, Cl B 2.227%, 09/25/43 (A)	5,000,000	4,377,970

		20,164,644

Total Asset-Backed Securities (Cost $148,148,172)		148,567,683

MUNICIPAL BONDS — 3.6%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB 5.220%, 05/01/20	2,425,000	2,513,609
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,606,270
California State, School Finance Authority, RB 6.500%, 06/01/17	210,000	210,013
City of Albuquerque New Mexico 3.000%, 07/01/23	500,000	526,390
Government Development Bank for Puerto Rico, Ser Senior A, RB 4.375%, 02/01/19	5,400,000	1,515,240

Description	Face Amount	Value
Government Development Bank for Puerto Rico, Ser Senior B, RB 4.704%, 05/01/16	$11,190,000	$3,077,250
Hidalgo County, Build America Bonds, GO, AGC Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	559,805
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,309,030
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,133,020
Mission, Economic Development, RB Callable 12/01/20 @ 300 10.875%, 12/01/28	3,315,000	3,358,857
9.750%, 12/01/25	3,045,000	3,096,004
8.550%, 12/01/21	2,600,000	2,649,114
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	19,914,656
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,451,800
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,814,084
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,510,000	1,662,284
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB 8.125%, 02/15/27	1,900,000	2,291,115
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,654,090

Total Municipal Bonds (Cost $69,858,065)		63,342,631

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount/ Shares	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FNMA 2.250%, 10/30/24	$10,000,000	$9,954,400
FHLB DN 0.300%, 02/01/16 to 02/26/16 (C)	750,000	749,928
0.270%, 02/12/16 (C)	300,000	299,976
0.250%, 02/09/16 (C)	500,000	499,971
0.239%, 02/05/16 (C)	400,000	399,989

Total U.S. Government Agency Obligations (Cost $11,751,042)		11,904,264

CASH EQUIVALENT* — 0.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $4,311,352)	4,311,352	4,311,352

COMMERCIAL PAPER (C) — 0.6%
Abbott Laboratories 0.330%, 02/18/16 (B)	500,000	499,921
Anheuser-Busch InBev Worldwide 0.500%, 02/08/16 (B)	770,000	769,925
Apple 0.320%, 02/02/16 (B)	775,000	774,974
Autobahn Funding 0.400%, 02/16/16 (B)	435,000	434,903
Bell Canada 0.701%, 02/05/16 (B)	300,000	299,976
Campbell Soup 0.600%, 02/24/16 (B)	750,000	749,763
Chevron 0.350%, 02/22/16 (B)	750,000	749,819
ConocoPhillips Qatar Funding 0.500%, 02/12/16 (B)	500,000	499,948
DCAT 0.500%, 02/10/16	1,000,000	999,848
Edison International 0.700%, 02/04/16 (B)	750,000	749,946
Exelon Generation 0.831%, 02/11/16 (B)	810,000	809,865
Ford Motor Credit 1.081%, 02/04/16	250,000	249,974
Nationwide Building Society 0.420%, 02/03/16 (B)	325,000	324,985
Nissan Motor Acceptance 0.741%, 02/18/16 (B)	336,000	335,909
PACCAR Financial 0.390%, 02/23/16	800,000	799,781
0.350%, 02/17/16	400,000	399,919
Philip Morris International 0.400%, 02/01/16 (B)	585,000	584,984

Description	Face Amount	Value
Southern Funding 0.781%, 02/03/16 (B)	$529,000	$528,968
Sumitomo Mitsui Trust Bank Limited 0.401%, 02/19/16 (B)	480,000	479,891

Total Commercial Paper (Cost $11,043,353)		11,043,299

Total Investments — 99.3% (Cost $1,822,985,073)		$1,741,120,254

Percentages are based on Net Assets of $1,753,501,336.

*	Rate shown is the 7-day effective yield as of January 31, 2016.
‡	Real Estate Investment Trust
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2016.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Discount Notes. The rate reported is the effective yield at the time of purchase.
(D)	Security in default on interest payments.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 32.8%
Consumer Discretionary — 6.5%
Constellis Holdings (A) 9.750%, 05/15/20	$727,000	$556,155
Cooper Tire & Rubber 8.000%, 12/15/19	200,000	222,000
INVISTA Finance (A) 4.250%, 10/15/19	1,685,000	1,630,237
Neiman Marcus Group 7.125%, 06/01/28	1,000,000	870,000
Outerwall 6.000%, 03/15/19	1,325,000	1,151,094
Rialto Holdings (A) 7.000%, 12/01/18	1,425,000	1,425,000

		5,854,486

Energy — 4.8%
Cimarex Energy 5.875%, 05/01/22	1,000,000	933,079
Halliburton 7.450%, 09/15/39	572,000	672,290
Kinder Morgan Energy Partners 7.400%, 03/15/31	1,000,000	931,998
PHI 5.250%, 03/15/19	1,613,000	1,302,498
Tesoro 5.125%, 04/01/24	500,000	470,000

		4,309,865

Financials — 6.9%
Credit Acceptance 6.125%, 02/15/21	1,100,000	1,053,250

Description	Face Amount	Value
Credit Agricole (A) (B) 8.125%, 09/19/33	$1,000,000	$1,089,258
Guanay Finance (A) 6.000%, 12/15/20	500,000	475,000
iStar‡ 4.875%, 07/01/18	1,000,000	955,000
Jefferies Finance (A) 7.375%, 04/01/20	1,000,000	835,000
Lloyds Banking Group 4.500%, 11/04/24	500,000	512,786
Vereit Operating Partnership‡ 2.000%, 02/06/17	1,250,000	1,233,750

		6,154,044

Industrials — 4.0%
Erickson 8.250%, 05/01/20	1,630,000	1,010,600
Meritor 6.750%, 06/15/21	600,000	525,000
Zachry Holdings (A) 7.500%, 02/01/20	2,150,000	2,053,250

		3,588,850

Information Technology — 3.7%
BMC Software 7.250%, 06/01/18	1,050,000	850,500
Micron Technology 5.500%, 02/01/25	2,000,000	1,580,000
Rackspace Hosting (A) 6.500%, 01/15/24	1,000,000	912,500

		3,343,000

Materials — 1.1%
Teck Resources 3.150%, 01/15/17	1,060,000	996,400

Telecommunication Services — 5.8%
Frontier Communications 9.250%, 07/01/21	1,000,000	965,000
Sprint Communications 6.000%, 12/01/16	1,280,000	1,270,400
Unison Ground Lease Funding (A) 5.780%, 03/15/20	1,000,000	977,300
WCP ISSUER (A) 6.657%, 08/15/20	2,000,000	2,047,192

		5,259,892

Total Corporate Obligations (Cost $32,310,257)		29,506,537

COLLATERALIZED LOAN OBLIGATIONS — 26.5%
AMMC CLO XII, Ser 2013-12A, Cl E 5.311%, 05/10/25 (A) (B)	4,000,000	2,958,248

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D 4.817%, 01/20/26 (A) (B)	$2,000,000	$1,219,834
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.862%, 02/14/25 (A) (B)	1,500,000	1,281,408
Galaxy XIV CLO, Ser 2012-14A, Cl E 5.721%, 11/15/24 (A) (B)	1,000,000	761,954
Golub Capital Partners CLO, Ser 2014-19A, Cl D 5.369%, 04/26/26 (A) (B)	3,000,000	2,071,467
JFIN CLO, Ser 2013-1A, Cl D 5.067%, 01/20/25 (A) (B)	1,000,000	763,764
Keuka Park CLO, Ser 2013-1A, Cl E 4.817%, 10/21/24 (A) (B)	2,528,000	1,841,190
KKR CLO, Ser 2012-1A, Cl C 4.786%, 12/15/24 (A) (B)	250,000	232,995
Madison Park Funding XII, Ser 2014-12A, Cl D 3.817%, 07/20/26 (A) (B)	3,000,000	2,617,842
MCF CLO I, Ser 2013-1A, Cl E 6.067%, 04/20/23 (A) (B)	1,500,000	1,279,547
Newstar Trust, Ser 2012-2A, Cl C 4.567%, 01/20/23 (A) (B)	200,000	193,763
Octagon Investment Partners XXI, Ser 2014-1A, Cl D 6.962%, 11/14/26 (A) (B)	1,500,000	1,273,500
OZLM Funding CLO, Ser 2013-4A, Cl D 4.945%, 07/22/25 (A) (B)	1,000,000	818,920
Sudbury Mill CLO, Ser 2013-1A, Cl E 5.065%, 01/17/26 (A) (B)	3,200,000	1,844,067
Symphony CLO XI, Ser 2013-11A, Cl E 5.565%, 01/17/25 (A) (B)	4,000,000	3,245,956
Voya CLO, Ser 2013-3A, Cl D 4.815%, 01/18/26 (A) (B)	2,000,000	1,382,280

Total Collateralized Loan Obligations (Cost $29,714,059)		23,786,735

ASSET-BACKED SECURITIES — 25.7%
Automotive — 16.4%
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D 5.200%, 04/12/21 (A)	1,750,000	1,764,747

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D 4.960%, 05/10/21 (A)	$1,500,000	$1,513,045
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E 5.490%, 01/18/22 (A)	2,250,000	2,239,414
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D 4.160%, 11/15/18 (A)	3,960,000	3,961,737
CPS Auto Receivables Trust, Ser 2013-B, Cl E 6.410%, 09/15/20 (A)	196,914	197,728
CPS Auto Receivables Trust, Ser 2014-C, Cl E 5.910%, 11/15/21 (A)	1,500,000	1,454,429
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (A)	430,000	430,331
Flagship Credit Auto Trust, Ser 2014-1, Cl E 5.710%, 08/16/21 (A)	1,750,000	1,730,256
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E 4.580%, 04/15/21 (A)	1,500,000	1,479,342

		14,771,029

Credit Cards — 2.2%
Chase Issuance Trust, Ser 2012-A10, Cl A10 0.686%, 12/16/19 (B)	2,000,000	1,994,521

Other Asset-Backed Securities — 7.1%
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C 5.227%, 09/20/19 (A)	2,847,045	2,846,627
Springleaf Funding Trust, Ser 2015-AA, Cl D 6.310%, 11/15/24 (A)	2,620,000	2,617,277
Westgate Resorts, Ser 2014-1A, Cl C 5.500%, 12/20/26 (A)	901,430	895,030

		6,358,934

Total Asset-Backed Securities (Cost $23,231,243)		23,124,484

MORTGAGE-BACKED SECURITIES — 11.5%
Commercial Mortgage-Backed Obligations — 11.5%
A10 Securitization, Ser 2013-1, Cl D 6.410%, 11/15/25 (A)	340,000	336,268
A10 Securitization, Ser 2013-1, Cl C 4.700%, 11/15/25 (A)	813,000	803,729

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount/ Shares	Value
A10 Securitization, Ser 2013-2, Cl D 6.230%, 11/15/27 (A)	$490,000	$492,862
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F 5.426%, 01/15/28 (A) (B)	1,900,000	1,856,178
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.811%, 03/15/49 (B)	250,000	248,943
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.284%, 07/15/44 (B)	250,000	249,724
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 6.067%, 02/15/41 (A) (B)	699,000	657,476
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E 6.375%, 04/15/35 (A) (B)	3,000,000	1,189,532
Motel 6 Trust, Ser 2015-MTL6, Cl F 5.000%, 02/05/30 (A)	2,750,000	2,530,257
New York Mortgage Securitization Trust, Ser 2013-1, Cl A 5.681%, 08/27/24 (A) (B)	2,000,000	2,010,000

Total Mortgage-Backed Securities (Cost $12,320,723)		10,374,969

MUNICIPAL BOND — 0.4%
California School Finance Authority, RB 7.000%, 08/01/17 (Cost $335,000)	335,000	335,653

CASH EQUIVALENT* — 2.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $1,990,218)	1,990,218	1,990,218

Total Investments — 99.1% (Cost $99,901,500)		$89,118,596

Percentages are based on Net Assets of $89,903,684.

*	Rate shown is the 7-day effective yield as of January 31, 2016.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2016.

Cl — Class

CLO — Collateralized Loan Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 32.4%
Automotive — 17.3%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B 2.150%, 02/15/19 (A)	$606,881	$607,116
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B 3.560%, 10/12/21 (A)	2,000,000	1,999,149
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A 3.270%, 02/20/18 (A)	3,500,000	3,552,206
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D 3.690%, 02/20/19	1,500,000	1,529,748
CarMax Auto Owner Trust, Ser 2015-3, Cl C 2.680%, 06/15/21	1,000,000	1,010,853
Chesapeake Funding, Ser 2012-2A, Cl D 2.272%, 05/07/24 (A) (B)	2,000,000	2,001,375
Chesapeake Funding, Ser 2013-1A, Cl C 1.822%, 01/07/25 (A) (B)	2,000,000	1,999,999
Chesapeake Funding, Ser 2013-1A, Cl D 2.222%, 01/07/25 (A) (B)	3,000,000	3,003,046
Chesapeake Funding, Ser 2014-1A, Cl D 1.972%, 03/07/26 (A) (B)	2,000,000	1,995,718
CPS Auto Receivables Trust, Ser 2011-B, Cl A 3.680%, 09/17/18 (A)	160,955	161,043

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2015-A, Cl A 1.530%, 07/15/19 (A)	$698,320	$697,325
CPS Auto Receivables Trust, Ser 2015-C, Cl D 4.630%, 08/16/21 (A)	4,000,000	4,026,821
Drive Auto Receivables Trust, Ser 2015-DA, Cl D 4.590%, 01/17/23 (A)	1,500,000	1,506,337
DT Auto Owner Trust, Ser 2016-1A, Cl D 4.660%, 12/15/22 (A)	2,000,000	1,999,417
Hertz Fleet Lease Funding, Ser 2014-1, Cl D 1.924%, 04/10/28 (A) (B)	2,750,000	2,735,032
Hertz Fleet Lease Funding, Ser 2015-1, Cl D 2.324%, 07/10/29 (A) (B)	4,000,000	3,997,322
Hertz Fleet Lease Funding, Ser 2015-1, Cl E 2.724%, 07/10/29 (A) (B)	2,500,000	2,475,200
Oscar US Funding Trust, Ser 2014-1A, Cl A4 2.550%, 12/15/21 (A)	2,000,000	2,049,748
SMART Trust, Ser 2012-4US, Cl A4B 1.125%, 08/14/18 (B)	1,000,000	998,305
United Auto Credit Securitization Trust, Ser 2016-1, Cl D 4.680%, 07/15/20 (A)	3,000,000	3,003,110

		41,348,870

Credit Cards — 5.6%
American Express Credit Account Master Trust, Ser 2013-1, Cl B 1.126%, 02/16/21 (B)	2,500,000	2,507,109
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1 0.521%, 11/15/19 (B)	2,760,000	2,759,477
Golden Credit Card Trust, Ser 2014-2A, Cl A 0.781%, 03/15/21 (A) (B)	3,000,000	2,978,891
Golden Credit Card Trust, Ser 2015-1A, Cl A 0.866%, 02/15/20 (A) (B)	5,000,000	4,980,311

		13,225,788

Other Asset-Backed Securities — 3.9%
Colony American Homes, Ser 2015-1A, Cl C 2.301%, 07/17/32 (A) (B)	3,000,000	2,865,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C 3.176%, 10/20/20 (A) (B)	$3,550,000	$3,474,562
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B 3.580%, 11/20/28 (A)	152,557	154,309
TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (A)	2,833,333	2,846,762

		9,341,543

Student Loan — 5.6%
Access Group, Ser 2002-A, Cl A2 1.781%, 09/25/37 (B)	1,950,000	1,921,634
Nelnet Student Loan Trust, Ser 2012-6A, Cl B 1.927%, 08/26/52 (A) (B)	3,000,000	2,597,945
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.922%, 07/25/47 (A) (B)	4,000,000	3,575,564
Nelnet Student Loan Trust, Ser 2015-3A, Cl B 1.922%, 07/27/50 (A) (B)	3,000,000	2,566,518
SLM Private Education Loan Trust, Ser 2012-A, Cl A1 1.826%, 08/15/25 (A) (B)	558,845	560,073
SLM Student Loan Trust, Ser 2013-2, Cl B 1.922%, 06/25/25 (B)	2,000,000	1,746,205
South Texas, Higher Education Authority, Ser 2012-1, Cl A1 1.112%, 07/01/20 (B)	325,654	325,022

		13,292,961

Total Asset-Backed Securities (Cost $77,099,698)		77,209,162

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Notes 1.625%, 07/31/20	10,000,000	10,148,830
1.500%, 11/30/19 to 05/31/20	30,000,000	30,356,655
1.125%, 01/15/19	15,000,000	15,067,380
0.750%, 12/31/17	5,000,000	4,995,705
0.500%, 07/31/17	3,000,000	2,989,452

Total U.S. Treasury Obligations (Cost $62,822,956)		63,558,022

MORTGAGE-BACKED SECURITIES — 18.2%
Agency Residential Mortgage-Backed Obligations — 8.3%
FHLMC 2.107%, 02/01/37 (B)	1,985,081	2,085,494

Description	Face Amount	Value
FHLMC REMIC, Ser 2010-3747, Cl UF 0.906%, 10/15/40 (B)	$4,411,871	$4,435,428
FNMA REMIC, Ser 2011-84, Cl F 0.772%, 01/25/40 (B)	4,051,636	4,068,419
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	1,581,511	1,647,741
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	1,505,883	1,535,741
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	2,054,881	2,106,640
GNMA, Ser 2010-80, Cl F 0.802%, 04/20/40 (B)	796,068	800,581
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	3,127,179	3,184,439

		19,864,483

Commercial Mortgage-Backed Obligations — 9.9%
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A 2.672%, 10/26/44 (A) (B)	5,000,000	4,923,462
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 0.676%, 04/15/37 (B)	1,911,840	1,509,619
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C 2.576%, 04/15/29 (A) (B)	3,000,000	2,896,397
FREMF Mortgage Trust, Ser 2013-KF02, Cl B 3.422%, 12/25/45 (A) (B)	533,353	547,405
Hilton USA Trust, Ser 2014-ORL, Cl D 2.481%, 07/15/29 (A) (B)	4,000,000	3,826,018
Impact Funding, Ser 2001-A, Cl A 4.891%, 07/25/33 (A) (B)	526,904	558,993
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ 5.480%, 05/15/45 (B)	5,000,000	5,064,670
Latitude Management Real Estate, Ser 2015-CRE1, Cl B 3.918%, 02/22/32 (A) (B)	1,000,000	997,200
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A 2.422%, 09/25/44 (A) (B)	1,682,601	1,632,460
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D 2.997%, 11/15/29 (A) (B)	1,606,854	1,573,641

		23,529,865

Total Mortgage-Backed Securities (Cost $43,996,879)		43,394,348

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 8.5%
Newstar Trust, Ser 2012-2A, Cl A 2.524%, 01/20/23 (A) (B)	$5,000,000	$4,958,710
OZLM Funding, Ser 2013-4A, Cl A2 2.070%, 07/22/25 (A) (B)	5,000,000	4,755,160
Sudbury Mill CLO, Ser 2013-1A, Cl A1 1.765%, 01/17/26 (A) (B)	6,000,000	5,856,366
Voya CLO, Ser 2013-3A, Cl A2 2.115%, 01/18/26 (A) (B)	5,000,000	4,789,995

Total Collateralized Loan Obligations (Cost $20,944,228)		20,360,231

CORPORATE OBLIGATIONS — 7.1%
Consumer Discretionary — 0.1%
Volkswagen Group of America Finance (A) 1.600%, 11/20/17	200,000	195,126

Energy — 1.7%
BP AMI Leasing (A) 5.523%, 05/08/19	3,000,000	3,319,299
Noble Holding International 4.000%, 03/16/18	1,000,000	797,656

		4,116,955

Financials — 5.3%
AgriBank FCB 9.125%, 07/15/19	3,000,000	3,658,068
American Tower‡ 3.400%, 02/15/19	1,000,000	1,024,571
Bank of America MTN (B) 2.171%, 01/14/21	1,000,000	985,000
Credit Suisse NY (B) 1.003%, 04/27/18	2,000,000	1,990,538
JPMorgan Chase MTN (B) 1.502%, 08/17/22	1,250,000	1,213,000
Morgan Stanley MTN (B) 2.171%, 12/15/19	1,000,000	992,500
VW Credit MTN 1.875%, 10/13/16	2,660,000	2,654,294

		12,517,971

Total Corporate Obligations (Cost $16,692,210)		16,830,052

U.S. GOVERNMENT AGENCY OBLIGATION — 2.3%
Tennessee Valley Authority 3.875%, 02/15/21 (Cost $5,444,448)	5,000,000	5,541,995

Description	Face Amount	Value
MUNICIPAL BONDS — 2.3%
Dallas County Schools, Taxable Public Property Finance, GO 3.450%, 12/01/22	$1,570,000	$1,542,368
3.200%, 12/01/21	1,580,000	1,548,700
Illinois State, Build America Bonds, GO 5.090%, 04/01/17	2,300,000	2,367,781

Total Municipal Bonds (Cost $5,408,018)		5,458,849

SOVEREIGN DEBT — 2.1%
Government — 2.1%
Kingdom of Denmark 0.875%, 03/20/17 (Cost $5,003,306)	5,000,000	5,008,660

CASH EQUIVALENT* — 0.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $529,892)	529,892	529,892

Total Investments — 99.8% (Cost $237,941,635)		$237,891,211

Percentages are based on Net Assets of $238,452,433.

*	Rate shown is the 7-day effective yield as of January 31, 2016.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2016.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 91.5%
Arizona — 1.0%
Maricopa County, Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	$1,150,000	$1,262,102
Pima County, Street and Highway Revenue Authority, RB 3.000%, 07/01/19	1,190,000	1,270,289

		2,532,391

Arkansas — 0.2%
University of Arkansas, RB 3.000%, 11/01/18	375,000	395,610

California — 2.3%
California State, GO 5.000%, 04/01/18	2,000,000	2,185,740
California State, Municipal Finance Authority, Ser A, RB 5.000%, 03/01/25	1,875,000	1,967,062
California State, School Finance Authority, RB Callable 02/01/24 @ 100 5.350%, 08/01/24	600,000	670,872
Golden State, Tobacco Securitization, Ser A, RB 4.000%, 06/01/21	1,000,000	1,141,950

		5,965,624

Colorado — 1.6%
Adams County, School District No. 14, GO, AGM (A) Pre-Refunded @100 5.125%, 12/01/16	1,000,000	1,039,510

Description	Face Amount	Value
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO 4.000%, 12/01/18	$2,000,000	$2,175,720
Highlands Ranch, Metropolitan District No. 2, GO, NATL Callable 03/03/16 @ 100 4.100%, 06/15/18	1,000,000	1,003,110

		4,218,340

Connecticut — 1.4%
Connecticut State, Ser B, GO Callable 06/15/25 @ 100 5.000%, 06/15/29	3,000,000	3,635,130

District of Columbia — 1.1%
District of Columbia, RB 4.000%, 10/01/20	305,000	310,981
4.000%, 10/01/22	895,000	906,483
District of Columbia, Ser A, GO, AGM Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,827,647

		3,045,111

Florida — 2.4%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,218,380
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA/FNMA/FHLMC Callable 01/01/20 @ 100 5.000%, 07/01/28	750,000	782,662
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	1,750,000	1,831,970
Southeast Overtown Park West, Community Redevelopment Agency, Ser A-1, TA 5.000%, 03/01/17	1,285,000	1,336,811

		6,169,823

Georgia — 0.4%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 03/03/16 @ 100 5.000%, 12/01/18	1,000,000	1,003,960

Illinois — 5.9%
Chicago, Board of Education, Ser F, GO Callable 12/01/20 @ 100 5.000%, 12/01/21	3,090,000	2,688,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100 5.500%, 01/01/31	$1,030,000	$1,190,845
Chicago, Ser A, GO 5.000%, 01/01/22	1,000,000	1,049,550
4.000%, 01/01/20	900,000	908,766
Illinois State, GO 5.000%, 07/01/19	500,000	547,285
Illinois State, GO, AGM Callable 10/01/17 @ 100 5.000%, 04/01/19	1,000,000	1,052,540
Illinois State, GO, AMBAC Callable 03/03/16 @ 100 5.000%, 04/01/16	1,495,000	1,501,144
Illinois State, Ser A, GO 3.000%, 01/01/18	2,050,000	2,093,911
Railsplitter Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,410,000	2,781,261
Southern Illinois University, Ser A, RB, NATL 5.250%, 04/01/21	1,000,000	1,176,670

		14,990,272

Indiana — 0.5%
Franklin Township, School Building, RB, AMBAC Callable 01/15/17 @ 100 5.000%, 01/15/29	1,300,000	1,347,879

Iowa — 2.0%
Coralville, Ser D, COP Callable 06/01/16 @ 100 5.250%, 06/01/17	250,000	251,512
Coralville, Ser D, COP 5.250%, 06/01/16	500,000	503,010
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,131,221
Hardin County, GO 2.500%, 06/01/17	680,000	695,422
2.500%, 06/01/18	785,000	811,282
2.500%, 06/01/19	925,000	966,347
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB 2.000%, 07/01/17	780,000	795,436

		5,154,230

Kentucky — 0.4%
Fayette County, School District Finance, Ser B, RB 2.000%, 07/01/16	1,080,000	1,087,236

Description	Face Amount	Value
Maryland — 0.9%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100 4.700%, 04/01/36	$1,000,000	$1,071,540
Maryland State, Economic Development, RB 3.000%, 07/01/16	250,000	251,920
Maryland State, State Local Facilities, Ser A, GO (A) Pre-Refunded @100 4.000%, 03/01/17	1,000,000	1,037,780

		2,361,240

Massachusetts — 0.4%
Fall River, GO 2.000%, 12/01/24	1,015,000	1,006,829

Michigan — 0.9%
Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,208,781
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM 3.000%, 05/01/19	1,025,000	1,061,193

		2,269,974

Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	1,130,855	1,102,154

Mississippi — 0.3%
Mississippi State, Ser S, COP 1.250%, 04/15/16	800,000	801,312

Missouri — 1.2%
Saint Louis, Municipal Finance, City Justice Center Project, RB 5.000%, 02/15/17	1,275,000	1,331,980
Saint Louis, Municipal Finance, RB, AGM 5.000%, 07/15/22	1,575,000	1,849,979

		3,181,959

New Mexico — 0.5%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100 4.000%, 08/01/19	300,000	314,856
New Mexico State, Severance Tax, Ser A-1, RB Callable 07/01/17 @ 100 2.750%, 07/01/20	1,000,000	1,024,360

		1,339,216

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
New York — 1.8%
New York City, Ser D, GO Callable 02/01/23 @ 100 5.000%, 08/01/27	$2,400,000	$2,906,016
New York State, Thruway Authority, Ser H, RB, NATL 4.000%, 01/01/18	1,000,000	1,062,300
Niagara County, Tobacco Asset Securitization, RB 5.000%, 05/15/20	350,000	398,650
5.000%, 05/15/21	300,000	348,765

		4,715,731

Ohio — 1.7%
Ohio State, Air Quality Development, RB 2.250%, 08/01/29	750,000	751,530
Ohio State, Higher Educational Facility Commission, RB 5.000%, 12/01/23	445,000	549,028
5.000%, 12/01/24	690,000	858,229
Ohio State, Ser A, GO 3.000%, 02/01/19	2,190,000	2,330,642

		4,489,429

Oklahoma — 2.5%
Cleveland County, Independent School District No. 29 Norman, GO 1.500%, 03/01/17	2,000,000	2,019,800
Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	878,129	896,060
University of Oklahoma, Ser C Callable 07/01/25 @ 100 5.000%, 07/01/35	3,000,000	3,548,670

		6,464,530

Oregon — 0.4%
Oregon State, Board of Higher Education Project, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	445,000	463,810
Oregon State, Board of Higher Education Project, GO (A) Pre-Refunded @100 4.500%, 08/01/32	555,000	587,434

		1,051,244

Pennsylvania — 0.2%
Philadelphia, Ser A, GO 5.000%, 07/15/20	500,000	575,815

Description	Face Amount	Value
Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B) Callable 07/01/17 @ 100 1.090%, 07/01/25	$2,000,000	$1,135,000
Commonwealth of Puerto Rico, Ser A, GO 5.500%, 07/01/18	1,825,000	1,176,797

		2,311,797

Rhode Island — 0.6%
Providence, Ser A, GO 5.000%, 07/15/18	1,500,000	1,629,600

Tennessee — 2.0%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,069,600
Memphis-Shelby County, Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	2,032,560
Tennessee State, Housing Development Agency, RB Callable 01/01/22 @ 100 2.750%, 01/01/24	430,000	445,484
2.750%, 07/01/24	310,000	321,867
Tennessee State, Housing Development Agency, Ser 2B, RB 2.350%, 01/01/21	345,000	358,031

		5,227,542

Texas — 52.4%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,137,360
Andrews County, Hospital District, GO 2.750%, 03/15/20	1,250,000	1,306,350
Andrews County, Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,257,634
Arlington, Special Tax Revenue, RB Callable 02/15/19 @ 100 5.000%, 08/15/28	250,000	273,655
Austin, Independent School District, GO Callable 08/01/19 @ 100 4.125%, 08/01/21	1,000,000	1,100,830
Austin, Independent School District, GO, PSF-GTD Callable 08/01/20 @ 100 5.000%, 08/01/21	500,000	584,285
Austin, Water & Wastewater System, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,148,560

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Bastrop, Independent School District, School Building Project, GO, AGM Callable 02/15/19 @ 100 5.000%, 02/15/34	$1,000,000	$1,101,500
Bastrop, Independent School District, School Building Project, GO, PSF-GTD (A) Pre-Refunded @100 5.250%, 02/15/32	500,000	524,670
Bayport Area, Gulf Coast Waste Disposal Authority, RB, AGM 5.000%, 10/01/21	250,000	296,727
5.000%, 10/01/22	200,000	240,412
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/33	500,000	522,395
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	685,000	778,797
Central Texas, Turnpike System, Ser C, RB 5.000%, 08/15/24	750,000	909,855
Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21	500,000	556,995
Clifton, Higher Education Finance, RB, PSF-GTD 5.000%, 08/15/24	1,185,000	1,461,401
Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	853,146
Clifton, Higher Education Finance, Ser A, RB 3.375%, 12/01/24	2,000,000	2,029,780
College Station, GO (A) Pre-Refunded @100 4.500%, 02/15/27	160,000	177,477
College Station, GO Callable 02/15/18 @ 100 4.500%, 02/15/27	1,730,000	1,903,398
4.000%, 02/15/19	1,000,000	1,061,870
Conroe, Industrial Development, RB, AGM 4.000%, 09/01/18	595,000	638,649
Corpus Christi, GO 4.000%, 03/01/19	1,010,000	1,104,748
Dallas Area, Rapid Transit, Ser A, RB 5.000%, 12/01/22	1,000,000	1,236,850
Dallas County, Schools Tax, GO 4.000%, 06/01/19	1,500,000	1,581,300
3.000%, 06/01/19	940,000	937,208

Description	Face Amount	Value
Dallas County, Schools Tax, RB Callable 06/01/16 @ 100 3.000%, 06/01/18	$825,000	$825,454
2.750%, 06/01/17	800,000	800,680
Dallas, GO (A) Pre-Refunded @100 5.000%, 02/15/18	1,000,000	1,086,490
Dallas, GO, NATL (A) Pre-Refunded @100 4.250%, 02/15/22	845,000	877,068
Dallas, GO, NATL Callable 02/15/17 @ 100 4.250%, 02/15/22	165,000	171,326
Dallas, Ser B, RB 5.000%, 11/01/19	1,395,000	1,592,546
Dallas, Ser F, RB Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,398,220
Denton, Independent School District, GO Callable 08/15/19 @ 100 5.000%, 08/15/27	1,000,000	1,104,280
Downtown Redevelopment Authority, TA, BAM 5.000%, 09/01/25	1,000,000	1,220,540
Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,174,970
El Paso, GO Callable 08/15/19 @ 100 5.500%, 08/15/34	1,000,000	1,136,760
Elkhart, Independent School District, School Building Project, GO, AGM Callable 08/15/19 @ 100 4.625%, 08/15/30	665,000	725,389
Forney Independent School District, PSF-GTD (A) Pre-Refunded @100 5.000%, 08/15/38	170,000	181,441
Forney Independent School District, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/38	830,000	880,082
Fort Bend County, Municipal Utility District No. 25, GO, AGM (A) Pre-Refunded @100 5.600%, 10/01/36	1,000,000	1,033,300
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/27	500,000	532,235
Galveston County, GO 3.000%, 02/01/19	600,000	636,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Garland, Independent School District, Ser A, GO, PSF-GTD Callable 03/03/16 @ 100 3.000%, 02/15/19	$350,000	$350,784
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD (A) Pre-Refunded @100 5.000%, 02/15/32	1,000,000	1,046,390
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,104,050
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,137,570
Houston, Higher Education Finance, Ser A, RB, PSF-GTD 4.000%, 02/15/21	940,000	1,058,506
4.000%, 02/15/22	1,005,000	1,146,936
Houston, Independent School District, GO, PSF-GTD 5.000%, 02/15/23	2,500,000	3,098,425
Hurst, Waterworks and Sewer System, GO Callable 08/15/18 @ 100 5.000%, 08/15/36	1,000,000	1,088,210
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,280,000	1,418,790
Irving, Independent School District, School Building Project, GO, PSF-GTD (A) Pre-Refunded @100 5.000%, 02/15/17	500,000	523,370
Kaufman County, GO, AGM 3.000%, 02/15/22	1,670,000	1,792,979
Klein, Independent School District, Schoolhouse Project, GO Callable 08/01/19 @ 100 5.000%, 08/01/34	855,000	958,848
La Vernia, Higher Education Finance, Ser A, RB 4.200%, 08/15/25	750,000	769,342
La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,510,810
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,777,200
Love Field, Airport Modernization, AMT 5.000%, 11/01/22	1,000,000	1,200,650

Description	Face Amount	Value
Mesquite, Independent School District No. 1, School Building Project, GO Callable 08/15/19 @ 100 4.375%, 08/15/26	$560,000	$623,017
Navarro County, Junior College District, RB, AGM 3.000%, 05/15/19	550,000	575,201
2.250%, 05/15/18	880,000	898,594
New Hope, Cultural Education Facilities, RB 5.000%, 04/01/21	355,000	392,889
4.000%, 04/01/17	135,000	138,173
4.000%, 04/01/19	200,000	209,276
4.000%, 04/01/20	210,000	221,378
North East, Independent School District, Ser B, GO, PSF-GTD 5.000%, 02/01/22	1,330,000	1,617,825
5.000%, 02/01/23	1,410,000	1,745,989
North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	2,015,000	2,187,806
North Texas, Tollway Authority, RB (A) Pre-Refunded @100 5.750%, 01/01/18	1,000,000	1,095,440
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,398,763
Northside, Independent School District, GO, PSF-GTD (B) 1.350%, 06/01/33	2,825,000	2,844,267
Northwest Independent School District, Ser B, PSF-GTD 5.000%, 02/15/23	2,205,000	2,732,811
Olmos Park, Higher Education Facilities, RB 2.000%, 12/01/18	3,000,000	3,067,470
Permanent University Fund 5.000%, 07/01/23	1,255,000	1,570,959
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A) Pre-Refunded @100 5.000%, 02/01/33	1,000,000	1,083,530
Pleasant Grove, Independent School District, GO, PSF-GTD (A) Pre-Refunded @200 5.250%, 02/15/17	1,000,000	1,049,451

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Polk County, GO, AGM 3.000%, 08/15/19	$1,150,000	$1,221,013
Richardson, Independent School District, Ser B, GO 5.000%, 02/15/22	500,000	607,735
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,096,550
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 4.500%, 02/15/28	400,000	415,872
San Angelo, Independent School District, School Building Project, Ser A, GO, AGM (A) Pre-Refunded @100 5.250%, 02/15/19	1,110,000	1,254,411
San Antonio, Education Facilities, RB Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,440,264
San Antonio, GO 5.000%, 02/01/22	1,640,000	1,999,062
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/23	500,000	602,935
5.000%, 09/15/26	3,000,000	3,558,150
San Antonio, Water System Revenue, RB 4.000%, 05/15/19	500,000	549,825
San Antonio, Water System Revenue, RB Callable 11/15/18 @ 100 5.375%, 05/15/39	500,000	554,290
San Antonio, Water System Revenue, Ser B, RB 5.000%, 05/15/24	500,000	625,625
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.000%, 02/15/33	1,000,000	1,075,850
San Jacinto, Community College District, GO 3.000%, 02/15/19	1,795,000	1,898,087
San Marcos, Tax & Toll Revenue, GO, AGM (A) Pre-Refunded @100 5.125%, 08/15/17	600,000	641,652
Sienna Plantation Levee, Improvement District, GO, BAM 4.000%, 09/01/19	500,000	551,065

Description	Face Amount	Value
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD (A) Pre-Refunded @100 5.250%, 02/01/38	$1,000,000	$1,047,890
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100 4.000%, 07/01/22	1,850,000	2,114,902
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,199,400
Texas City, Industrial Development, Arco Pipe Line Company Project, RB 7.375%, 10/01/20	500,000	624,480
Texas State, College Student Loan, GO Callable 08/01/19 @ 100 5.000%, 08/01/21	1,000,000	1,179,220
4.625%, 08/01/30	1,200,000	1,331,184
Texas State, Department of Housing & Community Affairs, Ser B, RB, GNMA Callable 01/01/21 @ 100 4.050%, 07/01/26	695,000	747,938
Texas State, Highway Improvement, GO 5.000%, 04/01/22	2,500,000	3,058,975
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB (A) Pre-Refunded @100 6.000%, 02/15/30	750,000	898,028
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,646,554
5.375%, 05/01/20	1,365,000	1,521,279
5.250%, 05/01/19	1,300,000	1,416,753
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,191,003
Texas State, Public Finance Authority, RB, BAM 5.000%, 11/01/21	1,400,000	1,602,608
Texas State, Ser A, GO 5.000%, 10/01/21	1,000,000	1,211,410
Texas State, University System, Ser A, RB 5.000%, 03/15/21	1,000,000	1,189,510
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,213,734

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Titus County, Pass-Through Toll Project, Ser A, GO 4.000%, 03/01/18	$555,000	$584,293
Titus County, Pass-Through Toll Project, Ser B, GO 4.000%, 03/01/18	1,185,000	1,247,544
Tyler, Independent School District, School Building Project, GO (A) Pre-Refunded @100 5.000%, 02/15/27	500,000	543,140
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	540,900
Upper Trinity, Regional Water District, RB, AGM 4.000%, 08/01/17	250,000	261,838
3.000%, 08/01/19	250,000	265,668
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL (A) Pre-Refunded @100 5.000%, 08/01/16	1,000,000	1,023,470
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.500%, 02/15/33	1,000,000	1,086,550
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	1,074,090

		137,453,955

Utah — 0.9%
Utah State, GO 5.000%, 07/01/19	2,000,000	2,280,080

Virginia — 3.0%
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	1,500,000	1,639,560
Virginia Commonwealth, Housing Development Authority, RB 2.150%, 04/01/21	3,000,000	3,116,460
Virginia Commonwealth, Housing Development Authority, Ser A, RB Callable 01/01/22 @ 100 2.100%, 07/01/22	895,000	923,022
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,187,640

		7,866,682

Description	Face Amount/ Shares	Value
Washington — 0.4%
Everett, Public Facilities District, Ser A, RB 5.000%, 12/01/17	$900,000	$956,898

Wisconsin — 0.9%
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,280,380

Total Municipal Bonds (Cost $229,787,891)		238,911,973

CASH EQUIVALENTS* — 7.4%
AIM STIT-Government & Agency Portfolio, Private Class, 0.070% (Cost $19,403,434)	19,403,434	19,403,434

Total Investments — 98.9% (Cost $249,191,325)		$258,315,407

Percentages are based on Net Assets of $261,094,393.

*	Rate shown is the 7-day effective yield as of January 31, 2016
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2016.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

FROST KEMPNER TREASURY AND INCOME FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 82.6%
U.S. Treasury Inflationary Protection Securities 3.625%, 04/15/28	$1,057,988	$1,407,813
2.625%, 07/15/17	797,010	834,194
2.500%, 07/15/16 to 01/15/29	2,144,683	2,358,294
2.375%, 01/15/25	1,070,235	1,239,494
2.125%, 02/15/40	947,634	1,143,652
1.750%, 01/15/28	1,484,086	1,653,848
1.375%, 07/15/18 to 01/15/20	3,343,877	3,507,048

Total U.S. Treasury Obligations (Cost $11,134,537)		12,144,343

CASH EQUIVALENT* — 17.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.070% (Cost $2,546,292)	2,546,292	2,546,292

Total Investments — 99.9% (Cost $13,680,829)		$14,690,635

Percentages are based on Net Assets of $14,703,901.

*	Rate shown is the 7-day effective yield as of January 31, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund
Assets:
Investments at Value	$388,303,222	$330,580,980	$114,347,557	$10,289,545
Receivable for Investment Securities Sold	1,855,953	5,259,818	—	88,924
Receivable for Capital Shares Sold	623,585	873,907	1,088	—
Dividends and Interest Receivable	122,168	218,706	126,118	1,510
Foreign Tax Reclaim Receivable	—	6,905	3,835	—
Prepaid Expenses	11,889	10,443	8,848	12,823

Total Assets	390,916,817	336,950,759	114,487,446	10,392,802

Liabilities:
Payable for Investment Securities Purchased	5,440,940	10,004,004	—	151,229
Payable Due to Investment Adviser	207,235	166,565	57,786	5,715
Payable for Capital Shares Redeemed	78,054	64,010	187,021	—
Payable Due to Administrator	28,824	23,167	8,855	795
Professional Fees Payable	15,369	14,343	11,942	10,648
Payable Due to Distributor	11,793	7,775	3,914	100
Payable Due to Trustees	4,700	3,623	1,489	162
Chief Compliance Officer Fees Payable	1,354	1,008	335	90
Other Accrued Expenses	21,874	16,694	10,205	3,937

Total Liabilities	5,810,143	10,301,189	281,547	172,676

Net Assets	$385,106,674	$326,649,570	$114,205,899	$10,220,126

NET ASSETS:
Paid-in Capital	$250,604,972	$323,980,200	$134,200,447	$9,257,575
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(127,023)	142,876	(25,748)	(197,276)
Accumulated Net Realized Gain (Loss) on Investments	23,809,084	6,847,674	(2,682,925)	927,924
Net Unrealized Appreciation (Depreciation) on Investments	110,819,641	(4,321,180)	(17,285,875)	231,903

Net Assets	$385,106,674	$326,649,570	$114,205,899	$10,220,126

Institutional Class Shares:
Net Assets	$327,142,810	$272,600,247	$97,921,226	$9,699,774
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	25,932,662	30,300,596	11,918,723	1,120,162
Net Asset Value, Offering and Redemption Price Per Share	$12.62	$9.00	$8.22	$8.66

Investor Shares:
Net Assets	$57,963,864	$54,049,323	$16,284,673	$520,352
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,621,152	6,013,885	1,983,610	60,758
Net Asset Value, Offering and Redemption Price Per Share	$12.54	$8.99	$8.21	$8.56

Cost of Investments	$277,483,581	$334,902,160	$131,633,432	$10,057,642

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund	Conservative Allocation Fund
Assets:
Investments at Value	$51,299,916	$5,128,409	$12,472,741	$1,997,384
Affiliated Investments at Value	—	—	—	1,183,958
Cash	—	—	900	—
Receivable for Investment Securities Sold	337,733	1,885,472	—	—
Receivable for Capital Shares Sold	—	—	—	294
Dividends and Interest Receivable	6,926	7,667	13,609	2
Foreign Tax Reclaim Receivable	189,733	1,057	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	71,534	—	—	—
Unrealized Appreciation on Spot Foreign Currency Contracts	1,002	—	—	—
Receivable from Investment Adviser	—	—	—	2,140
Prepaid Expenses	7,897	15,068	15,944	12,400

Total Assets	51,914,741	7,037,673	12,503,194	3,196,178

Liabilities:
Written Equity Options at Value	—	—	185,760	—
Payable for Investment Securities Purchased	1,051,969	—	—	2,592
Payable Due to Investment Adviser	32,527	9,313	1,598	—
Payable for Capital Shares Redeemed	1,549	43,471	—	—
Payable Due to Administrator	3,921	1,052	986	242
Professional Fee Payable	11,121	10,654	5,243	10,523
Payable Due to Distributor	2,575	424	543	611
Payable Due to Trustees	616	231	329	33
Chief Compliance Officer Fees Payable	54	—	15	—
Unrealized Depreciation on Forward Foreign Currency Contracts	34,740	—	—	—
Payable to Custodian for Foreign Currency	9,747	—	—	—
Unrealized Depreciation on Spot Foreign Currency Contracts	878	—	—	—
Other Accrued Expenses	24,074	5,381	6,972	2,242

Total Liabilities	1,173,771	70,526	201,446	16,243

Net Assets	$50,740,970	$6,967,147	$12,301,748	$3,179,935

NET ASSETS:
Paid-in Capital	$57,606,387	$25,949,562	$8,126,403	$3,754,188
Undistributed (Distributions in Excess of) Net Investment Income	(99,430)	(7,633)	8,261	(1,629)
Accumulated Net Realized Gain (Loss) on Investments and Purchased Options	(4,508,216)	(18,492,979)	2,563,135	(356,328)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(2,275,596)	(481,803)	1,603,949	(216,296)
Net Unrealized Appreciation on Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	17,825	—	—	—

Net Assets	$50,740,970	$6,967,147	$12,301,748	$3,179,935

Institutional Class Shares:
Net Assets	$41,633,385	$5,454,909	$9,726,768	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,396,295	854,993	973,899	N/A
Net Asset Value, Offering and Redemption Price Per Share†	$6.51	$6.38	$9.99	N/A

Investor Class Shares:
Net Assets	$9,107,585	$1,512,238	$2,574,980	$3,179,935
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,397,493	236,938	258,592	315,255
Net Asset Value, Offering and Redemption Price Per Share†	$6.52	$6.38	$9.96	$10.09

Cost of Investments	$53,575,512	$5,610,212	$10,809,506	$2,103,607
Cost of Affiliated Investments	—	—	—	1,294,031
Cost of Foreign Currency	(9,747)	—	—	—
Premiums Received of Written Options	—	—	(126,474)	—

†	The International Equity Fund charges redemption fees. See Note 2 in the Notes to Financial Statements.

N/A — The Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Moderate Allocation Fund	Aggressive Allocation Fund	Total Return Bond Fund	Credit Fund
Assets:
Investments at Value	$14,864,760	$7,039,352	$1,741,120,254	$89,118,596
Affiliated Investments at Value	6,282,855	2,989,090	—	—
Cash	—	—	38,156	9,468
Receivable for Capital Shares Sold	627	1,154	2,517,184	51,402
Dividends and Interest Receivable	8	4	13,436,600	783,052
Prepaid Expenses	8,746	4,747	39,627	22,221

Total Assets	21,156,996	10,034,347	1,757,151,821	89,984,739

Liabilities:
Payable for Investment Securities Purchased	9,095	2,459	995,630	—
Payable Due to Investment Adviser	2,681	1,272	524,227	43,444
Payable for Capital Shares Redeemed	—	—	1,759,027	1,162
Payable Due to Administrator	1,616	767	135,408	6,928
Professional Fee Payable	10,739	10,608	32,057	11,579
Payable Due to Distributor	3,945	1,912	53,581	1,828
Payable Due to Trustees	239	115	19,832	1,008
Chief Compliance Officer Fees Payable	—	—	6,072	177
Other Accrued Expenses	5,412	3,710	124,651	14,929

Total Liabilities	33,727	20,843	3,650,485	81,055

Net Assets	$21,123,269	$10,013,504	$1,753,501,336	$89,903,684

NET ASSETS:
Paid-in Capital	$23,444,124	$11,036,470	$1,834,315,551	$101,415,907
Undistributed (Distributions in Excess of) Net Investment Income	(35,262)	(19,321)	344,188	(28,550)
Accumulated Net Realized Gain (Loss) on Investments	(276,441)	143,593	706,416	(700,769)
Net Unrealized Depreciation on Investments	(2,009,152)	(1,147,238)	(81,864,819)	(10,782,904)

Net Assets	$21,123,269	$10,013,504	$1,753,501,336	$89,903,684

Institutional Class Shares:
Net Assets	$1,573,956	N/A	$1,489,882,282	$80,809,486
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	133,635	N/A	146,430,110	8,956,475
Net Asset Value, Offering and Redemption Price Per Share	$11.78	N/A	$10.17	$9.02

Investor Class Shares:
Net Assets	$19,549,313	$10,013,504	$263,619,054	$9,094,198
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,662,240	1,062,519	25,916,358	1,009,010
Net Asset Value, Offering and Redemption Price Per Share	$11.76	$9.42	$10.17	$9.01

Cost of Investments	$15,969,424	$7,729,028	$1,822,985,073	$99,901,500
Cost of Affiliated Investment	7,187,343	3,446,652	—	—

N/A —The Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Low Duration Bond Fund	Municipal Bond Fund	Kempner Treasury and Income Fund

Assets:
Investments at Value	$237,891,211	$258,315,407	$14,690,635
Cash	88,750	—	—
Receivable for Capital Shares Sold	223,178	54,702	—
Dividends and Interest Receivable	509,567	2,850,336	28,753
Prepaid Expenses	10,684	10,542	3,722

Total Assets	238,723,390	261,230,987	14,723,110

Liabilities:
Payable for Investment Securities Purchased	29,000	—	—
Payable Due to Investment Adviser	70,796	54,964	4,335
Payable for Capital Shares Redeemed	114,845	23,195	—
Payable Due to Administrator	18,286	19,875	1,120
Professional Fee Payable	13,429	13,505	10,656
Payable Due to Distributor	3,829	1,046	—
Payable Due to Trustees	2,573	2,678	165
Chief Compliance Officer Fees Payable	667	698	—
Other Accrued Expenses	17,532	20,633	2,933

Total Liabilities	270,957	136,594	19,209

Net Assets	$238,452,433	$261,094,393	$14,703,901

NET ASSETS:
Paid-in Capital	$239,478,038	$251,713,034	$13,775,206
Undistributed (Distributions in Excess of) Net Investment Income	(13,673)	263,354	(81,111)
Accumulated Net Realized Loss on Investments	(961,508)	(6,077)	—
Net Unrealized Appreciation (Depreciation) on Investments	(50,424)	9,124,082	1,009,806

Net Assets	$238,452,433	$261,094,393	$14,703,901

Institutional Class Shares:
Net Assets	$218,961,873	$255,821,809	$14,703,901
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	21,393,176	24,046,816	1,496,812
Net Asset Value, Offering and Redemption Price Per Share	$10.24	$10.64	$9.82

Investor Class Shares:
Net Assets	$19,490,560	$5,272,584	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,903,842	495,867	N/A
Net Asset Value, Offering and Redemption Price Per Share	$10.24	$10.63	N/A

Cost of Investments	$237,941,635	$249,191,325	$13,680,829

N/A — The Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund

Investment Income:
Dividend Income	$1,803,744	$3,479,998	$1,969,867	$28,188
Foreign Taxes Withheld	(2,685)	—	(1,876)	—

Total Investment Income	1,801,059	3,479,998	1,967,991	28,188

Expenses:
Investment Advisory Fees	1,383,453	1,050,054	398,395	53,901
Administration Fees	189,417	143,798	60,085	6,476
Distribution Fees — Investor Class Shares	76,994	69,793	23,664	708
Trustees’ Fees	7,931	6,023	2,523	278
Chief Compliance Officer Fees	2,278	1,748	762	138
Transfer Agent Fees	34,717	30,176	20,184	14,027
Professional Fees	25,614	22,169	16,140	12,097
Registration Fees	14,991	15,098	13,381	12,830
Printing Fees	13,521	10,107	4,222	853
Custodian Fees	8,644	6,560	3,090	2,513
Interest Expense on Borrowings	—	—	—	421
Insurance and Other Expenses	10,193	7,624	3,601	541

Total Expenses	1,767,753	1,363,150	546,047	104,783
Less: Fees Paid Indirectly	(27)	(31)	(9)	(4)

Net Expenses	1,767,726	1,363,119	546,038	104,779

Net Investment Income (Loss)	33,333	2,116,879	1,421,953	(76,591)

Net Realized Gain (Loss) from Investments	41,325,333	10,585,865	(2,623,573)	927,979
Net Change in Unrealized Appreciation (Depreciation) on Investments	(79,136,645)	(48,012,703)	(18,637,221)	(3,922,974)

Net Realized and Unrealized Loss on Investments	(37,811,312)	(37,426,838)	(21,260,794)	(2,994,995)

Decrease in Net Assets Resulting from Operations	$(37,777,979)	$(35,309,959)	$(19,838,841)	$(3,071,586)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund	Conservative Allocation Fund

Investment Income:
Dividend Income	$347,717	$258,331	$427,774	$19,858
Dividend Income from Affiliated Investments	—	—	—	16,996
Foreign Taxes Withheld	(17,046)	(12,011)	—	—

Total Investment Income	330,671	246,320	427,774	36,854

Expenses:
Investment Advisory Fees	210,790	83,183	140,561	2,412
Administration Fees	25,015	9,246	17,827	1,432
Distribution Fees — Investor Class Shares	12,397	3,461	7,167	4,021
Trustees’ Fees	1,046	404	786	59
Chief Compliance Officer Fees	352	171	322	77
Custodian Fees	32,506	2,513	3,155	2,513
Transfer Agent Fees	16,237	14,438	15,769	6,778
Professional Fees	13,455	12,373	7,582	11,704
Registration Fees	11,994	16,052	18,564	9,760
Printing Fees	1,995	770	1,685	226
Interest Expense on Borrowings	—	1,797	16,607	—
Insurance and Other Expenses	6,707	863	1,916	98

Total Expenses	332,494	145,271	231,941	39,080
Less: Investment Advisory Fees Waived	—	—	(84,205)	(2,412)
Less: Reimbursement of Other Operating Expenses	—	—	—	(10,928)
Less: Fees Paid Indirectly	(16)	(9)	(8)	(4)

Net Expenses	332,478	145,262	147,728	25,736

Net Investment Income (Loss)	(1,807)	101,058	280,046	11,118

Net Realized Gain (Loss) from Investments	(1,940,428)	(6,556,741)	4,222,497	(27,771)
Net Realized Loss from Affiliated Investments	—	—	—	(8,843)
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	—	—	—	20,038
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	—	—	—	50,718
Net Realized Gain on Purchased Equity Options	—	—	51,309	—
Net Realized Gain on Written Equity Options	—	—	142,134	—
Net Realized Loss on Foreign Currency Transactions	(11,808)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,691,514)	1,163,796	(6,809,340)	(96,959)
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	—	—	—	(115,678)
Net Change in Unrealized Appreciation (Depreciation) on Purchased Equity Options	—	—	(234)	—
Net Change in Unrealized Appreciation (Depreciation) on Written Equity Options	—	—	(221,061)	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(65,974)	—	—	—

Net Realized and Unrealized Loss on Investments	(6,709,724)	(5,392,945)	(2,614,695)	(178,495)

Decrease in Net Assets Resulting from Operations	$(6,711,531)	$(5,291,887)	$(2,334,649)	$(167,377)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Moderate Allocation Fund	Aggressive Allocation Fund	Total Return Bond Fund	Credit Fund
Investment Income:
Interest Income	$—	$—	$37,818,698	$2,778,959
Dividend Income	156,666	71,760	1,658	327
Dividend Income from Affiliated Investments	65,284	23,523	—	—

Total Investment Income	221,950	95,283	37,820,356	2,779,286

Expenses:
Investment Advisory Fees	16,401	7,668	3,190,275	287,381
Distribution Fees — Investor Class Shares	25,233	12,780	336,025	12,065
Administration Fees	9,733	4,551	811,462	42,632
Trustees’ Fees	404	192	33,671	1,795
Chief Compliance Officer Fees	173	114	9,475	562
Transfer Agent Fees	14,326	7,136	345,858	17,897
Registration Fees	13,936	9,915	32,700	14,800
Professional Fees	12,314	11,939	70,550	14,736
Custodian Fees	2,513	2,513	36,354	2,513
Printing Fees	779	434	55,574	3,038
Interest Expense on Borrowings	690	—	287	—
Insurance and Other Expenses	509	221	78,037	15,295

Total Expenses	97,011	57,463	5,000,268	412,714
Less: Fees Paid Indirectly	(12)	(3)	(750)	(8)

Net Expenses	96,999	57,460	4,999,518	412,706

Net Investment Income	124,951	37,823	32,820,838	2,366,580

Net Realized Gain (Loss) from Investments	(307,195)	(221,205)	1,169,595	(86,424)
Net Realized Loss from Affiliated Investments	(33,690)	(1,464)	—	—
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	169,156	112,166	—	—
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	443,348	255,672	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,163,880)	(680,842)	(60,245,824)	(8,224,214)
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	(936,075)	(559,724)	—	—

Net Realized and Unrealized Loss on Investments	(1,828,336)	(1,095,397)	(59,076,229)	(8,310,638)

Decrease in Net Assets Resulting from Operations	$(1,703,385)	$(1,057,574)	$(26,255,391)	$(5,944,058)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 6 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Low Duration Bond Fund	Municipal Bond Fund	Kempner Treasury and Income Fund

Investment Income:
Interest Income	$2,300,737	$3,689,169	$57,265
Dividend Income	382	1,688	—

Total Investment Income	2,301,119	3,690,857	57,265

Expenses:
Investment Advisory Fees	419,660	434,988	26,681
Administration Fees	106,759	110,666	6,786
Distribution Fees — Investor Class Shares	24,315	5,632	—
Trustees’ Fees	4,409	4,597	282
Chief Compliance Officer Fees	1,295	1,345	139
Transfer Agent Fees	26,935	24,907	7,375
Registration Fees	15,324	13,832	7,229
Professional Fees	19,226	19,571	12,104
Printing Fees	7,455	7,661	576
Custodian Fees	4,760	4,952	2,513
Interest Expense on Borrowings	16	527	—
Insurance and Other Expenses	12,912	22,732	668

Total Expenses	643,066	651,410	64,353
Less: Investment Advisory Fees Waived	—	(124,282)	—
Less: Fees Paid Indirectly	(23)	(4)	(2)

Net Expenses	643,043	527,124	64,351

Net Investment Income (Loss)	1,658,076	3,163,733	(7,086)

Net Realized Loss from Investments	(26,624)	(4,395)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,380,404)	2,841,624	(150,150)

Net Realized and Unrealized Gain (Loss) on Investments	(1,407,028)	2,837,229	(150,150)

Increase (Decrease) in Net Assets Resulting from Operations	$251,048	$6,000,962	$(157,236)

The accompanying notes are an integral part of the financial statements.

This page is intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations:
Net Investment Income	$33,333	$783,211
Net Realized Gain (Loss) on Investments	41,325,333	41,333,008
Net Change in Unrealized Appreciation (Depreciation) on Investments	(79,136,645)	17,900,186

Net Increase (Decrease) in Net Assets Resulting from Operations	(37,777,979)	60,016,405

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(536,993)	(676,194)
Investor Class Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(41,058,610)	(22,161,161)
Investor Class Shares	(6,919,011)	(3,793,217)

Total Dividends and Distributions	(48,514,614)	(26,630,572)

Capital Share Transactions:
Institutional Class Shares:
Issued	31,028,428	60,053,656
Reinvestment of Dividends	12,019,906	2,276,192
Redeemed	(31,173,115)	(74,189,773)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	11,875,219	(11,859,925)

Investor Class Shares:
Issued	2,301,627	3,082,429
Reinvestment of Dividends	5,073,361	2,683,287
Redeemed	(1,370,640)	(9,589,862)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	6,004,348	(3,824,146)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,879,567	(15,684,071)

Total Increase (Decrease) in Net Assets	(68,413,026)	17,701,762

Net assets:
Beginning of Period	453,519,700	435,817,938

End of Period	$385,106,674	$453,519,700

Undistributed (Distributions in Excess of) Net Investment Income	$(127,023)	$376,637

Share Transactions:
Institutional Class Shares:
Issued	2,312,729	3,983,030
Reinvestment of Dividends	898,871	157,069
Redeemed	(2,198,090)	(4,920,245)

Total Increase (Decrease) in Institutional Class Shares:	1,013,510	(780,146)

Investor Class Shares:
Issued	178,219	206,447
Reinvestment of Dividends	382,318	186,210
Redeemed	(94,216)	(634,795)

Total Increase (Decrease) in Investor Class Shares:	466,321	(242,138)

Net Increase (Decrease) in Shares Outstanding	1,479,831	(1,022,284)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Value Equity Fund		Kempner Multi-Cap Deep Value Equity Fund
Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

$2,116,879	$4,275,410	$1,421,953	$2,660,832
10,585,865	34,736,924	(2,623,573)	13,261,143
(48,012,703)	(4,956,509)	(18,637,221)	(16,994,193)

(35,309,959)	34,055,825	(19,838,841)	(1,072,218)

(1,689,745)	(3,769,443)	(1,266,155)	(2,425,680)
(284,258)	(687,708)	(185,570)	(263,622)

(26,641,723)	(22,992,964)	(8,264,723)	(10,910,567)
(5,437,676)	(5,049,426)	(1,385,701)	(1,393,905)

(34,053,402)	(32,499,541)	(11,102,149)	(14,993,774)

60,213,243	64,553,567	929,178	49,990,877
9,474,090	1,276,048	709,803	390,378
(12,913,653)	(48,733,034)	(8,071,924)	(80,981,458)

56,773,680	17,096,581	(6,432,943)	(30,600,203)

4,920,225	3,979,670	1,277,920	8,018,756
4,237,195	4,384,199	1,381,119	1,237,470
(1,052,594)	(7,650,723)	(3,141,904)	(7,062,161)

8,104,826	713,146	(482,865)	2,194,065

64,878,506	17,809,727	(6,915,808)	(28,406,138)

(4,484,855)	19,366,011	(37,856,798)	(44,472,130)

331,134,425	311,768,414	152,062,697	196,534,827

$326,649,570	$331,134,425	$114,205,899	$152,062,697

$142,876	$—	$(25,748)	$4,024

6,152,252	5,849,685	99,217	4,612,135
993,516	118,741	81,218	36,338
(1,241,061)	(4,385,804)	(819,582)	(7,316,061)

5,904,707	1,582,622	(639,147)	(2,667,588)

503,624	359,766	130,142	752,730
443,300	407,963	158,262	114,976
(100,428)	(687,138)	(349,283)	(640,078)

846,496	80,591	(60,879)	227,628

6,751,203	1,663,213	(700,026)	(2,439,960)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Equity Fund
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations:
Net Investment Income (Loss)	$(76,591)	$(224,180)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	927,979	4,123,951
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(3,922,974)	(1,563,729)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,071,586)	2,336,042

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Investor Class Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(3,015,837)	(4,048,136)
Investor Class Shares	(121,355)	(74,396)

Total Dividends and Distributions	(3,137,192)	(4,122,532)

Capital Share Transactions:
Institutional Class Shares:
Issued	1,585,949	71,093
Reinvestment of Dividends	343,506	229,876
Redeemed	(2,238,869)	(9,366,261)

Net Decrease in Net Assets from Institutional Class Share Transactions	(309,414)	(9,065,292)

Investor Class Shares:
Issued	68,029	339,044
Reinvestment of Dividends	116,702	73,432
Redeemed	(11)	(246,552)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	184,720	165,924

Net Decrease in Net Assets from Capital Share Transactions	(124,694)	(8,899,368)

Total Decrease in Net Assets	(6,333,472)	(10,685,858)

Net assets:
Beginning of Period	16,553,598	27,239,456

End of Period	$10,220,126	$16,553,598

Undistributed (Distributions in Excess of) Net Investment Income/ (Accumulated Net Investment Loss)	$(197,276)	$(120,685)

Share Transactions:
Institutional Class Shares:
Issued	131,083	5,287
Reinvestment of Dividends	36,504	18,765
Redeemed	(210,804)	(701,227)

Total Decrease in Institutional Class Shares:	(43,217)	(677,175)

Investor Class Shares:
Issued	5,514	24,552
Reinvestment of Dividends	12,522	6,024
Redeemed	(2)	(16,425)

Total Increase (Decrease) in Investor Class Shares:	18,034	14,151

Net Decrease in Shares Outstanding	(25,183)	(663,024)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

International Equity Fund		Natural Resources Fund
Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

$(1,807)	$326,832	$101,058	$534,251
(1,952,236)	2,158,210	(6,556,741)	(8,337,025)
(4,757,488)	(2,744,292)	1,163,796	(15,335,207)

(6,711,531)	(259,250)	(5,291,887)	(23,137,981)

(935,885)	(1,881,047)	(328,543)	(385,190)
(173,833)	(367,091)	(49,608)	(43,883)

—	(8,755,164)	—	—
—	(1,752,385)	—	—

(1,109,718)	(12,755,687)	(378,151)	(429,073)

1,987,276	9,806,295	2,569,491	8,802,422
464,688	4,470,046	8,412	7,458
(4,238,926)	(133,669,085)	(15,839,167)	(27,913,316)

(1,786,962)	(119,392,744)	(13,261,264)	(19,103,436)

403,318	304,461	102,275	340,572
167,167	1,982,790	29,684	27,434
(603,988)	(9,116,599)	(1,012,069)	(3,523,236)

(33,503)	(6,829,348)	(880,110)	(3,155,230)

(1,820,465)	(126,222,092)	(14,141,374)	(22,258,666)

(9,641,714)	(139,237,029)	(19,811,412)	(45,825,720)

60,382,684	199,619,713	26,778,559	72,604,279

$50,740,970	$60,382,684	$6,967,147	$26,778,559

$(99,430)	$1,012,095	$(7,633)	$269,460

279,638	1,244,107	328,437	795,693
66,007	627,425	1,216	773
(608,727)	(15,618,234)	(2,287,977)	(2,867,740)

(263,082)	(13,746,702)	(1,958,324)	(2,071,274)

57,063	39,712	12,971	35,696
23,712	278,998	4,283	2,843
(83,996)	(1,074,884)	(158,304)	(364,935)

(3,221)	(756,174)	(141,050)	(326,396)

(266,303)	(14,502,876)	(2,099,374)	(2,397,670)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Cinque Large Cap Buy-Write Equity Fund
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations:
Net Investment Income	$280,046	$717,596
Net Realized Gain (Loss) on Investments, Purchased Equity Options, Written Equity Options and Affiliated Investments	4,415,940	2,314,161
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Equity Options, Written Equity Options and Affiliated Investments	(7,030,635)	1,468,728

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,334,649)	4,500,485

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(259,572)	(853,223)
Investor Class Shares	(43,491)	(81,810)
Realized Capital Gains:
Institutional Class Shares	(2,343,953)	—
Investor Class Shares	(674,810)	—
Return of Capital:
Investor Class Shares	—	—

Total Dividends and Distributions	(3,321,826)	(935,033)

Capital Share Transactions:
Institutional Class Shares:
Issued	808,021	10,053,861
Reinvestment of Dividends	519,418	27,176
Redeemed	(44,625,677)	(9,093,533)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(43,298,238)	987,504

Investor Class Shares:
Issued	56,082	1,423,727
Reinvestment of Dividends	627,294	50,700
Redeemed	(5,143,432)	(447,325)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(4,460,056)	1,027,102

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,758,294)	2,014,606

Total Increase (Decrease) in Net Assets	(53,414,769)	5,580,058

Net assets:
Beginning of Period	65,716,517	60,136,459

End of Period	$12,301,748	$65,716,517

Undistributed (Distributions in Excess of) Net Investment Income	$8,261	$31,278

Share Transactions:
Institutional Class Shares:
Issued	63,728	775,073
Reinvestment of Dividends	49,783	2,070
Redeemed	(3,432,137)	(692,454)

Total Increase (Decrease) in Institutional Class Shares:	(3,318,626)	84,689

Investor Class Shares:
Issued	4,434	111,399
Reinvestment of Dividends	60,247	3,869
Redeemed	(413,699)	(34,169)

Total Increase (Decrease) in Investor Class Shares:	(349,018)	81,099

Net Increase (Decrease) in Shares Outstanding	(3,667,644)	165,788

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Conservative Allocation Fund		Moderate Allocation Fund
Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

$11,118	$38,421	$124,951	$258,791
(36,614)	89,721	(340,885)	829,484
70,756	40,366	612,504	133,616
(212,637)	(78,605)	(2,099,955)	(644,206)

(167,377)	89,903	(1,703,385)	577,685

—	—	(13,333)	(46,697)
(12,747)	(43,207)	(146,880)	(323,181)

—	—	—	—
—	—	—	—

—	(29,120)	—	—

(12,747)	(72,327)	(160,213)	(369,878)

—	—	—	22,588
—	—	31	144
—	—	(162,754)	(190,297)

—	—	(162,723)	(167,565)

1,160,078	1,274,587	811,357	10,166,695
8,815	7,563	142,548	299,499
(1,068,499)	(1,936,205)	(428,883)	(3,425,147)

100,394	(654,055)	525,022	7,041,047

100,394	(654,055)	362,299	6,873,482

(79,730)	(636,479)	(1,501,299)	7,081,289

3,259,665	3,896,144	22,624,568	15,543,279

$3,179,935	$3,259,665	$21,123,269	$22,624,568

$(1,629)	$—	$(35,262)	$—

—	—	—	1,773
—	—	2	11
—	—	(13,437)	(14,815)

—	—	(13,435)	(13,031)

111,922	118,633	66,055	789,215
850	708	11,647	23,534
(102,068)	(179,200)	(34,615)	(269,114)

10,704	(59,859)	43,087	543,635

10,704	(59,859)	29,652	530,604

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Allocation Fund
	Six Months Ended January 31, 2016 (Unaudited)	Period Ended July 31, 2015
Operations:
Net Investment Income	$37,823	$13,742
Net Realized Gain (Loss) on Investments and Affiliated Investments	(222,669)	13,324
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	367,838	21,839
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(1,240,566)	91,092

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,057,574)	139,997

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Investor Class Shares	(57,144)	(25,203)
Realized Capital Gains:
Institutional Class Shares	—	—
Investor Class Shares	(26,401)	(2,067)

Total Dividends and Distributions	(83,545)	(27,270)

Capital Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—

Investor Class Shares:
Issued	1,231,032	10,006,796
Reinvestment of Dividends	78,149	22,567
Redeemed	(760,521)	(34,393)

Net Increase in Net Assets from Investor Class Share Transactions	548,660	9,994,970

Net Increase in Net Assets from Capital Share Transactions	548,660	9,994,970

Total Increase (Decrease) in Net Assets	(592,459)	10,107,697

Net assets:
Beginning of Period	10,605,963	498,266

End of Period	$10,013,504	$10,605,963

Undistributed (Distributions in Excess of) Net Investment Income	$(19,321)	$—

Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Total Increase (Decrease) in Institutional Class Shares:	—	—

Investor Class Shares:
Issued	120,335	964,391
Reinvestment of Dividends	7,849	2,185
Redeemed	(78,205)	(3,312)

Total Increase in Investor Class Shares:	49,979	963,264

Net Increase in Shares Outstanding	49,979	963,264

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Total Return Bond Fund		Credit Fund
Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

$32,820,838	$53,665,188	$2,366,580	$4,901,097
1,169,595	14,563,874	(86,424)	(582,326)
—	—	—	—
(60,245,824)	(47,097,279)	(8,224,214)	(2,801,560)

(26,255,391)	21,131,783	(5,944,058)	1,517,211

(27,725,892)	(47,744,787)	(2,125,894)	(4,465,325)
(4,503,947)	(7,376,786)	(226,407)	(429,776)

(7,498,241)	(13,698,403)	—	(635,453)
(1,355,806)	(2,461,659)	—	(70,408)

(41,083,886)	(71,281,635)	(2,352,301)	(5,600,962)

176,286,944	826,874,808	7,850,153	37,011,705
13,621,254	17,526,304	57,105	160,422
(208,673,237)	(298,295,418)	(7,991,377)	(26,466,323)

(18,765,039)	546,105,694	(84,119)	10,705,804

66,795,806	162,371,979	272,225	1,809,644
4,471,316	7,246,271	159,617	362,277
(50,713,516)	(79,604,225)	(167,966)	(1,274,146)

20,553,606	90,014,025	263,876	897,775

1,788,567	636,119,719	179,757	11,603,579

(65,550,710)	585,969,867	(8,116,602)	7,519,828

1,819,052,046	1,233,082,179	98,020,286	90,500,458

$1,753,501,336	$1,819,052,046	$89,903,684	$98,020,286

$344,188	$(246,811)	$(28,550)	$(42,829)

16,964,595	76,867,776	828,297	3,642,364
1,319,159	1,637,246	6,016	15,983
(20,099,781)	(27,781,684)	(837,051)	(2,619,845)

(1,816,027)	50,723,338	(2,738)	1,038,502

6,409,027	15,072,479	28,061	179,670
432,877	676,247	16,853	36,079
(4,898,580)	(7,413,675)	(17,574)	(127,490)

1,943,324	8,335,051	27,340	88,259

127,297	59,058,389	24,602	1,126,761

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Low Duration Bond Fund
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations:
Net Investment Income (Loss)	$1,658,076	$2,816,436
Net Realized Gain (Loss) on Investments	(26,624)	52,389
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,380,404)	(75,587)

Net Increase (Decrease) in Net Assets Resulting from Operations	251,048	2,793,238

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(1,557,860)	(2,644,922)
Investor Class Shares	(113,309)	(188,574)
Realized Capital Gains:
Institutional Class Shares	—	—
Investor Class Shares	—	—

Total Dividends and Distributions	(1,671,169)	(2,833,496)

Capital Share Transactions:
Institutional Class Shares:
Issued	26,373,753	50,098,840
Reinvestment of Dividends	265,293	327,465
Redeemed	(21,275,750)	(38,682,503)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	5,363,296	11,743,802

Investor Class Shares:
Issued	1,101,448	4,285,873
Reinvestment of Dividends	67,744	111,672
Redeemed	(589,209)	(2,519,428)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	579,983	1,878,117

Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,943,279	13,621,919

Total Increase (Decrease) in Net Assets	4,523,158	13,581,661

Net assets:
Beginning of Period	233,929,275	220,347,614

End of Period	$238,452,433	$233,929,275

Undistributed (Distributions in Excess of) Net Investment Income	$(13,673)	$(580)

Share Transactions:
Institutional Class Shares:
Issued	2,570,671	4,858,409
Reinvestment of Dividends	25,897	31,761
Redeemed	(2,075,339)	(3,750,350)

Total Increase (Decrease) in Institutional Class Shares:	521,229	1,139,820

Investor Class Shares:
Issued	107,325	415,509
Reinvestment of Dividends	6,612	10,827
Redeemed	(57,470)	(244,220)

Total Increase (Decrease) in Investor Class Shares:	56,467	182,116

Net Increase (Decrease) in Shares Outstanding	577,696	1,321,936

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Municipal Bond Fund		Kempner Treasury and Income Fund
Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

$3,163,733	$5,863,936	$(7,086)	$18,216
(4,395)	12,058	—	199,957
2,841,624	(490,040)	(150,150)	(520,345)

6,000,962	5,385,954	(157,236)	(302,172)

(2,871,705)	(5,860,961)	(67,468)	(81,187)
(48,311)	(91,767)	—	—

(11,808)	(140,689)	—	(577,240)
(244)	(2,552)	—	—

(2,932,068)	(6,095,969)	(67,468)	(658,427)

35,362,740	83,536,014	7,072	2,130,936
76,895	36,971	6,347	11,879
(17,193,236)	(51,710,490)	(1,656,743)	(2,576,255)

18,246,399	31,862,495	(1,643,324)	(433,440)

1,314,691	11,876	—	—
41,764	78,569	—	—
(48,055)	(206,861)	—	—

1,308,400	(116,416)	—	—

19,554,799	31,746,079	(1,643,324)	(433,440)

22,623,693	31,036,064	(1,868,028)	(1,394,039)

238,470,700	207,434,636	16,571,929	17,965,968

$261,094,393	$238,470,700	$14,703,901	$16,571,929

$263,354	$19,637	$(81,111)	$(6,557)

3,343,289	7,883,840	724	210,664
7,263	3,495	648	1,189
(1,626,086)	(4,897,005)	(167,746)	(255,414)

1,724,466	2,990,330	(166,374)	(43,561)

124,546	1,123	—	—
3,953	7,431	—	—
(4,516)	(19,701)	—	—

123,983	(11,147)	—	—

1,848,449	2,979,183	(166,374)	(43,561)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2016 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Growth Equity Fund
Institutional Class Shares
2016***	$15.61	$0.00	$(1.29)	$(1.29)	$(0.02)	$(1.68)	$(1.70)	$12.62	(8.87)%		$327,143	0.80	%*	0.80	%*	0.05	%*	11	%**
2015	14.49	0.03	2.00	2.03	(0.03)	(0.88)	(0.91)	15.61	14.45		388,998	0.80		0.80		0.21		19
2014	12.58	0.02	2.42	2.44	(0.02)	(0.51)	(0.53)	14.49	19.81	††	372,380	0.80		0.85		0.15		28
2013	10.48	0.03	2.09	2.12	(0.02)	—	(0.02)	12.58	20.29	††	302,637	0.80		0.95		0.31		32
2012	10.26	0.01	0.23	0.24	(0.02)	—	(0.02)	10.48	2.31	††	262,447	0.81		0.96		0.13		46
2011	8.21	0.02	2.06	2.08	(0.03)	(0.00)^	(0.03)	10.26	25.35	††	257,479	0.82		0.97		0.21		38
Investor Class Shares
2016***	$15.53	$(0.01)	$(1.30)	$(1.31)	$—	$(1.68)	$(1.68)	$12.54	(9.04)%		$57,964	1.05	%*	1.05	%*	(0.21	)%*	11	%**
2015	14.43	(0.01)	1.99	1.98	—	(0.88)	(0.88)	15.53	14.17		64,522	1.05		1.05		(0.03)		19
2014	12.55	(0.01)	2.40	2.39	—	(0.51)	(0.51)	14.43	19.47	††	63,438	1.05		1.11		(0.08)		28
2013	10.46	0.01	2.08	2.09	—	—	—	12.55	19.98	††	82,365	1.05		1.20		0.06		32
2012	10.24	(0.01)	0.23	0.22	—	—	—	10.46	2.15	††	73,480	1.06		1.21		(0.12)		46
2011	8.19	(0.00)‡	2.06	2.06	(0.01)	(0.00)^	(0.01)	10.24	25.12	††	72,139	1.07		1.22		(0.05)		38

Value Equity Fund
Institutional Class Shares
2016***	$11.20	$0.07	$(1.18)	$(1.11)	$(0.07)	$(1.02)	$(1.09)	$9.00	(10.47)%		$272,600	0.80	%*	0.80	%*	1.36	%*	25	%**
2015	11.18	0.15	1.04	1.19	(0.16)	(1.01)	(1.17)	11.20	11.14		273,297	0.80		0.80		1.37		53
2014	10.83	0.18	1.46	1.64	(0.18)	(1.11)	(1.29)	11.18	16.28	††	254,952	0.81		0.86		1.67		52
2013	8.92	0.21	1.91	2.12	(0.21)	—	(0.21)	10.83	24.10	††	223,004	0.81		0.96		2.17		77
2012	9.20	0.19	(0.28)	(0.09)	(0.19)	—	(0.19)	8.92	(0.94	)††	225,509	0.81		0.96		2.16		90
2011	8.03	0.19	1.17	1.36	(0.19)	—	(0.19)	9.20	17.03	††	235,531	0.82		0.97		2.12		82
Investor Class Shares
2016***	$11.19	$0.06	$(1.19)	$(1.13)	$(0.05)	$(1.02)	$(1.07)	$8.99	(10.59)%		$54,049	1.05	%*	1.05	%*	1.10	%*	25	%**
2015	11.17	0.13	1.03	1.16	(0.13)	(1.01)	(1.14)	11.19	10.90		57,837	1.05		1.05		1.13		53
2014	10.82	0.16	1.45	1.61	(0.15)	(1.11)	(1.26)	11.17	16.00	††	56,817	1.06		1.11		1.42		52
2013	8.91	0.19	1.90	2.09	(0.18)	—	(0.18)	10.82	23.82	††	50,937	1.06		1.21		1.95		77
2012	9.19	0.17	(0.28)	(0.11)	(0.17)	—	(0.17)	8.91	(1.19	)††	58,479	1.06		1.21		1.90		90
2011	8.03	0.17	1.16	1.33	(0.17)	—	(0.17)	9.19	16.62	††	62,921	1.07		1.22		1.89		82

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares
2016***	$10.42	$0.10	$(1.50)	$(1.40)	$(0.10)	$(0.70)	$(0.80)	$8.22	(13.81)%		$97,921	0.78	%*	0.78	%*	2.15	%*	7	%**
2015	11.53	0.18	(0.29)	(0.11)	(0.19)	(0.81)	(1.00)	10.42	(1.16)		130,791	0.77		0.77		1.66		40
2014	10.69	0.18	1.09	1.27	(0.18)	(0.25)	(0.43)	11.53	12.14		175,593	0.77		0.77		1.60		22
2013	8.99	0.16	1.79	1.95	(0.17)	(0.08)	(0.25)	10.69	22.03		174,867	0.77		0.77		1.70		18
2012	8.90	0.17	0.10	0.27	(0.18)	—	(0.18)	8.99	3.06		154,505	0.78		0.78		1.99		24
2011	7.89	0.15	1.02	1.17	(0.16)	—	(0.16)	8.90	14.80		141,615	0.78		0.78		1.69		22
Investor Class Shares
2016***	$10.40	$0.09	$(1.49)	$(1.40)	$(0.09)	$(0.70)	$(0.79)	$8.21	(13.85)%		$16,285	1.03	%*	1.03	%*	1.88	%*	7	%**
2015	11.53	0.15	(0.31)	(0.16)	(0.16)	(0.81)	(0.97)	10.40	(1.56)		21,272	1.02		1.02		1.37		40
2014	10.69	0.15	1.10	1.25	(0.16)	(0.25)	(0.41)	11.53	11.90		20,942	1.02		1.02		1.35		22
2013	8.99	0.14	1.79	1.93	(0.15)	(0.08)	(0.23)	10.69	21.76		21,217	1.02		1.02		1.47		18
2012	8.90	0.15	0.09	0.24	(0.15)	—	(0.15)	8.99	2.81		24,982	1.03		1.03		1.74		24
2011	7.89	0.13	1.01	1.14	(0.13)	—	(0.13)	8.90	14.52		29,402	1.03		1.03		1.44		22

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2016.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
^	Includes a return of capital less than $0.01 per share.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2016 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Mid Cap Equity Fund
Institutional Class Shares
2016***	$13.73	$(0.06)	$(2.49)	$(2.55)	$—	$(2.52)	$(2.52)	$8.66	(20.06)%	$9,700	1.43	%*	1.43	%*	(1.04	)%*	59	%**
2015	14.57	(0.15)	1.91	1.76	—	(2.60)	(2.60)	13.73	14.26	15,971	1.47	(3)	1.42		(1.08)		80
2014	13.68	(0.12)	1.93	1.81	—	(0.92)	(0.92)	14.57	13.56	26,824	1.33		1.33		(0.86)		58
2013	11.41	(0.09)	3.02	2.93	—	(0.66)	(0.66)	13.68	26.90 ††	29,267	1.49		1.53		(0.75)		118
2012	12.26	(0.07)	(0.56)	(0.63)	—	(0.22)	(0.22)	11.41	(5.06)	25,448	1.25		1.25		(0.61)		108
2011	9.40	(0.10)	2.96	2.86	—	—	—	12.26	30.43	54,972	1.26		1.26		(0.86)		53
Investor Class Shares
2016***	$13.65	$(0.07)	$(2.50)	$(2.57)	$—	$(2.52)	$(2.52)	$8.56	(20.36)%	$520	1.70	%*	1.70	%*	(1.30	)%*	59	%**
2015	14.53	(0.19)	1.91	1.72	—	(2.60)	(2.60)	13.65	14.01	583	1.74	(3)	1.70		(1.39)		80
2014	13.67	(0.16)	1.94	1.78	—	(0.92)	(0.92)	14.53	13.35	415	1.58		1.58		(1.11)		58
2013	11.41	(0.13)	3.05	2.92	—	(0.66)	(0.66)	13.67	26.81 ††	266	1.72		1.75		(0.97)		118
2012(a)	12.12	(0.08)	(0.63)	(0.71)	—	—	—	11.41	(5.86)	—	1.80	*	1.80	*	(1.38	)*	108	(2)

International Equity Fund
Institutional Class Shares
2016***	$7.49	$0.00	$(0.83)	$(0.83)	$(0.15)	$—	$(0.15)	$6.51	(11.29)%	$41,633	1.14	%*	1.14	%*	0.04	%*	62	%**
2015	8.85	0.03	0.36 ^	0.39	(0.29)	(1.46)	(1.75)	7.49	6.21	49,891	1.20		1.20		0.36		113
2014	9.20	0.06	0.26	0.32	(0.20)	(0.47)	(0.67)	8.85	3.42	180,561	1.18		1.18		0.61		120
2013	8.08	0.10	1.19	1.29	(0.17)	—	(0.17)	9.20	16.10	229,891	1.15		1.15		1.09		50
2012	9.18	0.11	(1.16)	(1.05)	(0.05)	—	(0.05)	8.08	(11.39)	198,348	1.14		1.14		1.32		20
2011	7.79	0.11	1.34	1.45	(0.06)	—	(0.06)	9.18	18.66	263,419	1.14		1.14		1.25		26
Investor Class Shares
2016***	$7.49	$(0.01)	$(0.83)	$(0.84)	$(0.13)	$—	$(0.13)	$6.52	(11.39)%	$9,108	1.39	%*	1.39	%*	(0.21	)%*	62	%**
2015	8.84	0.01	0.36 ^	0.37	(0.26)	(1.46)	(1.72)	7.49	5.83	10,492	1.45		1.45		0.17		113
2014	9.18	0.02	0.29	0.31	(0.18)	(0.47)	(0.65)	8.84	3.29	19,059	1.42		1.42		0.18		120
2013	8.06	0.07	1.20	1.27	(0.15)	—	(0.15)	9.18	15.85	42,735	1.40		1.40		0.80		50
2012	9.16	0.09	(1.16)	(1.07)	(0.03)	—	(0.03)	8.06	(11.67)	39,475	1.39		1.39		1.07		20
2011	7.77	0.09	1.34	1.43	(0.04)	—	(0.04)	9.16	18.42	49,881	1.39		1.39		1.01		26

Natural Resources Fund
Institutional Class Shares
2016***	$8.39	$0.04	$(1.88)	$(1.84)	$(0.17)	$—	$(0.17)	$6.38	(22.13)%	$5,455	1.36	%*	1.36	%*	1.04	%*	31	%**
2015	12.99	0.12	(4.62)	(4.50)	(0.10)	—	(0.10)	8.39	(34.72)	23,611	1.12		1.12		1.14		74
2014	11.20	0.07	1.77	1.84	(0.05)	—	(0.05)	12.99	16.48	63,472	1.07		1.07		0.58		35
2013	10.15	0.04	1.03	1.07	(0.02)	—	(0.02)	11.20	10.60	55,341	1.14		1.14		0.34		41
2012(b)	10.00	0.00	0.15	0.15	—	—	—	10.15	1.50	44,041	1.42	*	1.42	*	(0.02	)*	49	**
Investor Class Shares
2016***	$8.38	$0.03	$(1.89)	$(1.86)	$(0.14)	$—	$(0.14)	$6.38	(22.33)%	$1,512	1.63	%*	1.63	%*	0.74	%*	31	%**
2015	12.96	0.09	(4.60)	(4.51)	(0.07)	—	(0.07)	8.38	(34.87)	3,167	1.37		1.37		0.88		74
2014	11.18	0.04	1.76	1.80	(0.02)	—	(0.02)	12.96	16.13	9,132	1.32		1.32		0.33		35
2013	10.13	0.01	1.04	1.05	(0.00)‡	—	(0.00)‡	11.18	10.37	8,340	1.39		1.39		0.09		41
2012(b)	10.00	(0.03)	0.16	0.13	—	—	—	10.13	1.30	6,397	1.71	*	1.71	*	(0.33	)*	49	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2016.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(a)	Commenced operations on February 13, 2012.
(b)	Commenced operations on September 27, 2011.
(1)	Per share data calculated using the average shares method.
(2)	Portfolio turnover rate is for the Fund for the year ended July 31, 2012.
(3)	Ratio includes previously waived investment advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2016 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Cinque Large Cap Buy-Write Equity Fund
Institutional Class Shares
2016***	$13.41	$0.09	$(1.10)	$(1.01)	$(0.12)	$(2.29)	$(2.41)	$9.99	(8.17	)%††	$9,727	0.70	%*	1.11	%*	1.43	%*	22	%**
2015	12.71	0.15	0.74	0.89	(0.19)	—	(0.19)	13.41	7.06	††	57,582	0.85		1.03		1.14		56
2014	11.12	0.08	1.57	1.65	(0.01)	(0.05)	(0.06)	12.71	14.90		53,466	1.30		1.30		0.62		20
2013(a)	10.00	0.04	1.08	1.12	—	—	—	11.12	11.20	††	7,721	1.50	*	2.41	*	0.54	*	16	**
Investor Class Shares
2016***	$13.39	$0.08	$(1.11)	$(1.03)	$(0.11)	$(2.29)	$(2.40)	$9.96	(8.36	)%††	$2,575	0.95	%*	1.46	%*	1.23	%*	22	%**
2015	12.67	0.12	0.75	0.87	(0.15)	—	(0.15)	13.39	6.86	††	8,135	1.09		1.27		0.90		56
2014	11.11	0.04	1.57	1.61	—	(0.05)	(0.05)	12.67	14.56		6,670	1.57		1.57		0.34		20
2013(a)	10.00	0.02	1.09	1.11	—	—	—	11.11	11.10	††	3,329	1.75	*	2.43	*	0.23	*	16	**

Conservative Allocation Fund
Investor Class Shares
2016***	$10.70	$0.04	$(0.61)	$(0.57)	$(0.04)	$—	$(0.04)	$10.09	(5.33	)%††	$3,180	1.60	%*	2.44	%*	0.69	%*	30	%**
2015	10.69	0.12	0.12	0.24	(0.23)^	—	(0.23)	10.70	2.29	††	3,260	1.60		2.27		1.08		51
2014	9.99	0.02	0.68	0.70	—	—	—	10.69	7.01	††	3,896	1.88		2.84		0.21		148
2013	9.20	(0.04)	0.87	0.83	(0.04)^	—	(0.04)	9.99	9.04	††	5,131	2.00		2.29		(0.43)		98
2012	9.82	0.03	(0.43)	(0.40)	(0.02)	(0.20)	(0.22)	9.20	(4.08)		11,548	1.84		1.84		0.01		150
2011(b)	10.00	(0.01)	(0.17)	(0.18)	—	—	—	9.82	(1.80	)††	17,163	2.00	*	2.27	*	(0.10	)*	91	**

Moderate Allocation Fund
Institutional Class Shares
2016***	$12.82	$0.08	$(1.02)	$(0.94)	$(0.10)	$—	$(0.10)	$11.78	(7.36)%		$1,574	0.66	%*	0.66	%*	1.37	%*	26	%**
2015	12.59	0.23	0.31	0.54	(0.31)	—	(0.31)	12.82	4.29		1,885	0.78		0.78		1.80		42
2014	11.48	0.17	1.13	1.30	(0.19)	—	(0.19)	12.59	11.36	††	2,015	1.30		1.74		1.44		103
2013	10.55	0.19	0.98	1.17	(0.24)	—	(0.24)	11.48	11.17	††	4,175	1.35		1.80		1.72		19
2012	10.49	0.19	0.06	0.25	(0.19)	—	(0.19)	10.55	2.49	††	3,925	1.35		1.77		1.84		18
2011	9.54	0.14	1.05	1.19	(0.24)	—	(0.24)	10.49	12.49	††	4,399	1.30		1.39		1.34		21
Investor Class Shares
2016***	$12.81	$0.07	$(1.03)	$(0.96)	$(0.09)	$—	$(0.09)	$11.76	(7.53)%		$19,549	0.91	%*	0.91	%*	1.13	%*	26	%**
2015	12.58	0.18	0.33	0.51	(0.28)	—	(0.28)	12.81	4.05		20,739	1.02		1.02		1.37		42
2014	11.47	0.14	1.12	1.26	(0.15)	—	(0.15)	12.58	11.03	††	13,528	1.50		1.86		1.15		103
2013	10.54	0.16	0.98	1.14	(0.21)	—	(0.21)	11.47	10.90	††	6,889	1.60		2.05		1.46		19
2012	10.48	0.16	0.07	0.23	(0.17)	—	(0.17)	10.54	2.23	††	7,302	1.60		2.02		1.61		18
2011	9.54	0.14	1.01	1.15	(0.21)	—	(0.21)	10.48	12.07	††	7,428	1.60		1.70		1.35		21

Aggressive Allocation Fund
Investor Class Shares
2016***	$10.47	$0.04	$(1.01)	$(0.97)	$(0.05)	$(0.03)	$(0.08)	$9.42	(9.31)%		$10,014	1.13	%*	1.13	%*	0.74	%*	33	%**
2015	10.11	0.02	0.42	0.44	(0.05)	(0.03)	(0.08)	10.47	4.40	††	10,606	1.60		2.08		0.23		33
2014(c)	10.00	0.02	0.09	0.11	—	—	—	10.11	1.10	††	498	1.62	*	52.39	*	0.97	*	14	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2016.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on December 3, 2012.
(b)	Commenced operations on January 7, 2011.
(c)	Commenced operations on May 19, 2014.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2016 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Total Return Bond Fund
Institutional Class Shares
2016***	$10.56	$0.19	$(0.34)	$(0.15)	$(0.19)	$(0.05)	$(0.24)	$10.17	(1.45)%		$1,489,882	0.51	%*	0.51	%*	3.65	%*	20	%**
2015	10.90	0.38	(0.21)	0.17	(0.38)	(0.13)	(0.51)	10.56	1.58		1,565,895	0.51		0.51		3.51		49
2014	10.81	0.43	0.22	0.65	(0.43)	(0.13)	(0.56)	10.90	6.22	††	1,062,644	0.50		0.54		3.93		35
2013	10.80	0.45	0.13	0.58	(0.46)	(0.11)	(0.57)	10.81	5.41	††	793,400	0.49		0.64		4.08		53
2012	10.70	0.51	0.15	0.66	(0.50)	(0.06)	(0.56)	10.80	6.45	††	675,039	0.50		0.65		4.79		61
2011	10.71	0.54	0.35	0.89	(0.52)	(0.38)	(0.90)	10.70	8.72	††	489,685	0.51		0.66		5.08		58
Investor Class Shares
2016***	$10.56	$0.18	$(0.35)	$(0.17)	$(0.17)	$(0.05)	$(0.22)	$10.17	(1.57)%		$263,619	0.76	%*	0.76	%*	3.40	%*	20	%**
2015	10.90	0.35	(0.20)	0.15	(0.36)	(0.13)	(0.49)	10.56	1.33		253,157	0.75		0.75		3.26		49
2014	10.81	0.40	0.23	0.63	(0.41)	(0.13)	(0.54)	10.90	5.96	††	170,438	0.75		0.79		3.68		35
2013	10.80	0.42	0.13	0.55	(0.43)	(0.11)	(0.54)	10.81	5.15	††	126,002	0.74		0.89		3.83		53
2012	10.69	0.48	0.17	0.65	(0.48)	(0.06)	(0.54)	10.80	6.29	††	117,779	0.75		0.90		4.55		61
2011	10.71	0.52	0.33	0.85	(0.49)	(0.38)	(0.87)	10.69	8.36	††	104,713	0.77		0.91		4.83		58

Credit Fund
Institutional Class Shares
2016***	$9.86	$0.24	$(0.84)	$(0.60)	$(0.24)	$—	$(0.24)	$9.02	(6.20)%		$80,810	0.84	%*	0.84	%*	4.98	%*	8	%**
2015	10.27	0.49	(0.34)	0.15	(0.49)	(0.07)	(0.56)	9.86	1.45		88,349	0.84		0.84		4.83		47
2014	10.01	0.47	0.26	0.73	(0.45)	(0.02)	(0.47)	10.27	7.36	††	81,336	0.91		0.91		4.58		38
2013(a)	10.00	0.29	(0.06)	0.23	(0.22)	—	(0.22)	10.01	2.33	††	25,546	1.00	*	1.29	*	4.39	*	57	**
Investor Class Shares
2016***	$9.85	$0.23	$(0.84)	$(0.61)	$(0.23)	$—	$(0.23)	$9.01	(6.32)%		$9,094	1.09	%*	1.09	%*	4.73	%*	8	%**
2015	10.26	0.46	(0.34)	0.12	(0.46)	(0.07)	(0.53)	9.85	1.19		9,671	1.08		1.08		4.58		47
2014	10.00	0.44	0.26	0.70	(0.42)	(0.02)	(0.44)	10.26	7.11	††	9,164	1.17		1.17		4.33		38
2013(a)	10.00	0.23	(0.02)	0.21	(0.21)	—	(0.21)	10.00	2.09	††	6,320	1.25	*	1.91	*	3.49	*	57	**

Low Duration Bond Fund
Institutional Class Shares
2016***	$10.30	$0.07	$(0.06)	$0.01	$(0.07)	$—	$(0.07)	$10.24	0.13%		$218,962	0.52	%*	0.52	%*	1.41	%*	18	%**
2015	10.30	0.13	—	0.13	(0.13)	—	(0.13)	10.30	1.30		214,904	0.52		0.52		1.29		52
2014	10.48	0.15	(0.03)	0.12	(0.15)	(0.15)	(0.30)	10.30	1.19	††	203,195	0.52		0.58		1.46		29
2013	10.59	0.18	(0.06)	0.12	(0.18)	(0.05)	(0.23)	10.48	1.10	††	211,919	0.52		0.67		1.70		85
2012	10.64	0.25	0.11	0.36	(0.25)	(0.16)	(0.41)	10.59	3.52	††	239,140	0.53		0.68		2.37		73
2011	10.67	0.27	0.04	0.31	(0.25)	(0.09)	(0.34)	10.64	2.97	††	236,573	0.53		0.68		2.56		56
Investor Class Shares
2016***	$10.30	$0.06	$(0.06)	$—	$(0.06)	$—	$(0.06)	$10.24	0.00%		$19,490	0.77	%*	0.77	%*	1.16	%*	18	%**
2015	10.30	0.11	—	0.11	(0.11)	—	(0.11)	10.30	1.05		19,026	0.77		0.77		1.04		52
2014	10.48	0.13	(0.04)	0.09	(0.12)	(0.15)	(0.27)	10.30	0.94	††	17,153	0.77		0.84		1.22		29
2013	10.59	0.15	(0.06)	0.09	(0.15)	(0.05)	(0.20)	10.48	0.84	††	31,972	0.77		0.92		1.45		85
2012	10.64	0.22	0.11	0.33	(0.22)	(0.16)	(0.38)	10.59	3.27	††	37,068	0.78		0.93		2.11		73
2011	10.67	0.25	0.03	0.28	(0.22)	(0.09)	(0.31)	10.64	2.71	††	26,236	0.78		0.93		2.34		56

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2016.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(a)	Commenced operations on December 3, 2012.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2016 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Municipal Bond Fund
Institutional Class Shares
2016***	$10.51	$0.14	$0.11	$0.25	$(0.12)	$—	$(0.12)	$10.64	2.44	%††	$255,822	0.42	%*	0.52	%*	2.56	%*	3	%**
2015	10.52	0.26	0.01	0.27	(0.27)	(0.01)	(0.28)	10.51	2.52	††	234,565	0.42		0.52		2.49		9
2014	10.37	0.28	0.18	0.46	(0.28)	(0.03)	(0.31)	10.52	4.44	††	203,406	0.43		0.59		2.67		16
2013	10.79	0.28	(0.42)	(0.14)	(0.27)	(0.01)	(0.28)	10.37	(1.28	)††	226,117	0.45		0.69		2.57		10
2012	10.43	0.30	0.40	0.70	(0.30)	(0.04)	(0.34)	10.79	6.84	††	204,090	0.60		0.70		2.81		8
2011	10.50	0.34	(0.06)	0.28	(0.34)	(0.01)	(0.35)	10.43	2.68	††	159,989	0.62		0.72		3.25		10
Investor Class Shares
2016***	$10.50	$0.12	$0.12	$0.24	$(0.11)	$—	$(0.11)	$10.63	2.32	%††	$5,272	0.67	%*	0.77	%*	2.29	%*	3	%**
2015	10.52	0.24	(0.01)	0.23	(0.24)	(0.01)	(0.25)	10.50	2.16	††	3,906	0.67		0.77		2.25		9
2014	10.37	0.25	0.18	0.43	(0.25)	(0.03)	(0.28)	10.52	4.18	††	4,028	0.69		0.83		2.42		16
2013	10.78	0.25	(0.40)	(0.15)	(0.25)	(0.01)	(0.26)	10.37	(1.43	)††	3,836	0.70		0.94		2.32		10
2012	10.43	0.27	0.40	0.67	(0.28)	(0.04)	(0.32)	10.78	6.50	††	3,797	0.85		0.95		2.50		8
2011	10.50	0.31	(0.06)	0.25	(0.31)	(0.01)	(0.32)	10.43	2.40	††	194	0.86		0.96		2.99		10

Kempner Treasury and Income Fund
Institutional Class Shares
2016***	$9.96	$(0.00)	$(0.10)	$(0.10)	$(0.04)	$—	$(0.04)	$9.82	(0.97)%		$14,704	0.85	%*	0.85	%*	(0.09	)%*	0	%**
2015	10.53	0.01	(0.19)	(0.18)	(0.05)	(0.34)	(0.39)	9.96	(1.69)		16,572	0.83		0.83		0.10		8
2014	10.46	0.20	0.07	0.27	(0.20)	—	(0.20)	10.53	2.64		17,966	0.78		0.78		1.88		13
2013	11.43	0.09	(0.64)	(0.55)	(0.08)	(0.34)	(0.42)	10.46	(5.00)		24,188	0.70		0.70		0.83		0
2012	11.03	0.12	0.55	0.67	(0.16)	(0.11)	(0.27)	11.43	6.12		33,774	0.67		0.67		1.02		0
2011	10.54	0.34	0.59	0.93	(0.30)	(0.14)	(0.44)	11.03	9.08		31,269	0.76		0.76		3.14		5

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2014.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 42 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Value Equity Fund (the “Value Equity Fund”), Frost Kempner Multi-Cap Deep Value Equity Fund (the “Kempner Multi-Cap Deep Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost International Equity Fund (the “International Equity Fund”), Frost Natural Resources Fund (the “Natural Resources Fund”), Frost Cinque Large Cap Buy-Write Equity Fund (the “Cinque Large Cap Buy-Write Equity Fund”), Frost Conservative Allocation Fund (the “Conservative Allocation Fund”), Frost Moderate Allocation Fund (the “Moderate Allocation Fund”), Frost Aggressive Allocation Fund (the “Aggressive Allocation Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), Frost Municipal Bond Fund (the “Municipal Bond Fund”), and Frost Kempner Treasury and Income Fund (the “Kempner Treasury and Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Value Equity Fund, International Equity Fund and Cinque Large Cap Buy-Write Equity Fund seek to achieve long-term capital appreciation and current income. The Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Natural Resources Fund seeks long-term capital growth with a secondary goal of current income. The Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund seek total return consistent with their respective asset allocation strategy. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds in the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Frost Investment Advisors, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the International Equity Fund owns securities is closed for one or more days, the International Equity Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. When the confidence interval has been exceeded, the securities are considered Level 2.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2016:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stock	$353,268,051	$—	$—	$353,268,051
Cash Equivalent	35,035,171	—	—	35,035,171

Total Investments in Securities	$388,303,222	$—	$—	$388,303,222

Value Equity Fund
Common Stock	$319,303,059	$—	$—	$319,303,059
Cash Equivalent	11,277,921	—	—	11,277,921

Total Investments in Securities	$330,580,980	$—	$—	$330,580,980

Kempner Multi-Cap Deep Value Equity Fund
Common Stock	$106,490,223	$—	$—	$106,490,223
Cash Equivalent	7,857,334	—	—	7,857,334

Total Investments in Securities	$114,347,557	$—	$—	$114,347,557

Mid Cap Equity Fund
Common Stock	$9,421,490	$—	$—	$9,421,490
Cash Equivalent	868,055	—	—	868,055

Total Investments in Securities	$10,289,545	$—	$—	$10,289,545

International Equity Fund
Common Stock	$48,442,168	$—	$—	$48,442,168
Right	2,477	—	—	2,477
Cash Equivalent	2,855,271	—	—	2,855,271

Total Investments in Securities	$51,299,916	$—	$—	$51,299,916

Natural Resources Fund
Common Stock	$4,737,092	$—	$—	$4,737,092
Cash Equivalent	391,317	—	—	391,317

Total Investments in Securities	$5,128,409	$—	$—	$5,128,409

Cinque Large Cap Buy-Write Equity Fund
Common Stock	$7,590,976	$—	$—	$7,590,976
Registered Investment Companies	4,341,829	—	—	4,341,829
Cash Equivalent	539,936	—	—	539,936

Total Investments in Securities	$12,472,741	$—	$—	$12,472,741

Conservative Allocation Fund
Registered Investment Companies	$3,050,038	$—	$—	$3,050,038
Cash Equivalent	131,175	—	—	131,175

Total Investments in Securities	$3,181,342	$—	$—	$3,181,342

Moderate Allocation Fund
Registered Investment Companies	$20,604,900	$—	$—	$20,604,900
Cash Equivalent	542,715	—	—	542,715

Total Investments in Securities	$21,147,615	$—	$—	$21,147,615

Aggressive Allocation Fund
Registered Investment Companies	$9,792,183	$—	$—	$9,792,183
Cash Equivalent	236,259	—	—	236,259

Total Investments in Securities	$10,028,442	$—	$—	$10,028,442

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

Investments in Securities*	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Mortgage-Backed Securities	$—	$575,584,796	$—	$575,584,796
U.S. Treasury Obligations	425,981,618	—	—	425,981,618
Corporate Obligations	—	325,220,114	—	325,220,114
Collateralized Loan Obligations	—	175,164,497	—	175,164,497
Asset-Backed Securities	—	148,567,683	—	148,567,683
Municipal Bonds	—	63,342,631	—	63,342,631
U.S. Government Agency Obligations	—	11,904,264	—	11,904,264
Cash Equivalent	4,311,352	—	—	4,311,352
Commercial Paper	—	11,043,299	—	11,043,299

Total Investments in Securities	$430,292,970	$1,310,827,284	$—	$1,741,120,254

Credit Fund
Corporate Obligations	$—	$29,506,537	$—	$29,506,537
Collateralized Loan Obligations	—	23,786,735	—	23,786,735
Asset-Backed Securities	—	23,124,484	—	23,124,484
Mortgage-Backed Securities	—	10,374,969	—	10,374,969
Municipal Bond	—	335,653	—	335,653
Cash Equivalent	1,990,218	—	—	1,990,218

Total Investments in Securities	$1,990,218	$87,128,378	$—	$89,118,596

Low Duration Bond Fund
Asset-Backed Securities	$—	$77,209,162	$—	$77,209,162
U.S. Treasury Obligations	63,558,022	—	—	63,558,022
Mortgage-Backed Securities	—	43,394,348	—	43,394,348
Collateralized Loan Obligations	—	20,360,231	—	20,360,231
Corporate Obligations	—	16,830,052	—	16,830,052
U.S. Government Agency Obligation	—	5,541,995	—	5,541,995
Municipal Bonds	—	5,458,849	—	5,458,849
Sovereign Debt	—	5,008,660	—	5,008,660
Cash Equivalent	529,892	—	—	529,892

Total Investments in Securities	$64,087,914	$173,803,297	$—	$237,891,211

Municipal Bond Fund
Municipal Bonds	$—	$238,911,973	$—	$238,911,973
Cash Equivalent	19,403,434	—	—	19,403,434

Total Investments in Securities	$19,403,434	$238,911,973	$—	$258,315,407

Kempner Treasury and Income Fund
U.S. Treasury Obligations	$12,144,343	$—	$—	$12,144,343
Cash Equivalent	2,546,292	—	—	2,546,292

Total Investments in Securities	$14,690,635	$—	$—	$14,690,635

Other Financial Instruments
International Equity Fund
Forward Foreign Currency Contracts**
Unrealized Appreciation	$—	$71,534	$—	$71,534
Unrealized Depreciation	—	(34,740)	—	(34,740)

Total Other Financial Instruments	$—	$36,794	$—	$36,794

Cinque Large Cap Buy-Write Equity Fund
Written Equity Options	$(185,760)	$—	$—	$(185,760)

*	Industry disclosure of holdings is detailed in the Schedule of Investments.
**	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

For the six months ended January 31, 2016, there were no transfers between Level 1 and Level 2 within the Funds. For the six months ended January 31, 2016, there were no transfers between Level 2 and Level 3 within the Funds. Transfers, if any, between levels are considered to have occurred as of the end of the period. Level placement of securities is not necessarily indicative of the risk associated with the investment.

For the six months ended January 31, 2016, there were no Level 3 securities within the Funds. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six months ended January 31, 2016, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The International Equity Fund may be subject to taxes imposed by certain countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Contracts — The International Equity Fund will economically hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities. Refer to the International Equity Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the International Equity Fund has entered into master netting arrangements, established within the International Equity Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the International Equity Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the International Equity Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the International Equity Fund.

For financial reporting purposes, the International Equity Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the International Equity Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the International Equity Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the International Equity Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the International Equity Fund from its counterparties are not fully collateralized, contractually or otherwise, the International Equity Fund bears the risk of loss from counterparty nonperformance.

The following table presents, by derivative type, the International Equity Fund’s OTC derivative assets net of the related collateral posted for the benefit of the International Equity Fund at January 31, 2016:

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Foreign Currency Exchange Contracts	$71,534	$(34,740)	$—	$36,794

The following table presents, by derivative type, the International Equity Fund’s OTC derivative liabilities net of the related collateral posted for the benefit of the International Equity Fund at January 31, 2016:

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Foreign Currency Exchange Contracts	$34,740	$(34,740)	$—	$—

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements as of January 31, 2016.

Options Written/Purchased — A Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Cinque Large Cap Buy-Write Equity Fund had open options contracts as of January 31, 2016, as disclosed in the Fund’s Schedule of Investments.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund, Mid Cap Equity Fund, International Equity Fund and Natural Resources Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund each distribute their net investment income, if any, quarterly and distribute their net realized capital gains, if any, at least annually. The Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund, and Kempner Treasury and Income Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Redemption Fees — The International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six months ended January 31, 2016, the International Equity Fund retained no such fees. Fees collected are retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statement of Changes in Net Assets.

Line of Credit — The Funds entered into an agreement which enables them to participate in a $50 million unsecured committed revolving line of credit on a first come, first serve basis, with MUFG Union Bank, N.A. (the “Custodian”) which expires June 6, 2016. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian’s current reference rate. As of January 31, 2016, there were no borrowings outstanding. Listed below are Funds which had borrowings during the six months ended January 31, 2016:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid
Mid Cap Equity Fund	$918,693	7	$613,693	3.50%	$421
Natural Resources Fund	1,838,795	48	415,664	3.50	1,797
Cinque Large Cap Buy-Write Equity Fund	32,029,126	37	5,116,522	3.50	16,607
Total Return Bond Fund	954,760	1	954,760	3.50	287

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

3. Options Written:

Written options transactions entered into during the six months ended January 31, 2016 are summarized as follows:

	Cinque Large Cap Buy-Write Equity Fund
	Number of Contracts	Premiums Received
Outstanding at July 31, 2015	138	$313,575
Options Written	557	1,921,081
Options Expired	(228)	(821,130)
Options Canceled in a Closing Purchase Transaction	(440)	(1,287,052)

Outstanding at January 31, 2016	27	$126,474

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

5. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended January 31, 2016, the Funds were charged as follows for these services: $189,417 in the Growth Equity Fund, $143,798 in the Value Equity Fund, $60,085 in the Kempner Multi-Cap Deep Value Equity Fund, $6,476 in the Mid Cap Equity Fund, $25,015 in the International Equity Fund, $9,246 in the Natural Resources Fund, $17,827 in the Cinque Large Cap Buy-Write Equity Fund, $1,432 in the Conservative Allocation Fund, $9,733 in the Moderate Allocation Fund, $4,551 in the Aggressive Allocation Fund, $811,462 in the Total Return Bond Fund, $42,632 in the Credit Fund, $106,759 in the Low Duration Bond Fund, $110,666 in the Municipal Bond Fund and $6,786 in the Kempner Treasury and Income Fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until November 30, 2016 (the “Contractual Expense Limitation) for the Growth Equity Fund, Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Mid Cap Equity Fund, International Equity Fund, Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund and Kempner Treasury and Income Fund.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund.

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation
Growth Equity Fund	0.65%	1.25%	1.50%
Value Equity Fund	0.65%	1.25%	1.50%
Kempner Multi-Cap Deep Value Equity Fund	0.59%	1.05%	1.30%
Mid Cap Equity Fund	0.65%[1]	1.55%	1.80%
International Equity Fund	0.75%	1.45%	1.70%
Natural Resources Fund	0.80%	1.75%	2.00%
Cinque Large Cap Buy-Write Equity Fund	0.70%	0.70%	0.95%
Conservative Allocation Fund	0.15%	N/A	1.60%
Moderate Allocation Fund	0.15%	1.35%	1.60%
Aggressive Allocation Fund	0.15%	N/A	1.60%
Total Return Bond Fund	0.35%	0.95%	1.20%
Credit Fund	0.60%	1.00%	1.25%
Low Duration Bond Fund	0.35%	0.95%	1.20%
Kempner Treasury and Income Fund	0.35%	1.05%	1.30%*

*	Class is registered but not yet opened.
[1]	Prior to October 1, 2015, the advisory fee for the Mid Cap Equity Fund was 0.90%.

The Adviser has voluntarily agreed to reduce its investment advisory fees for the Municipal Bond Fund as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Voluntary Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of the Municipal Bond Fund’s investment advisory fee and the Adviser’s Voluntary Fee Reduction and Voluntary Expense Limitation.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Shares Voluntary Expense Limitation	Investor Class Shares Voluntary Expense Limitation
Municipal Bond Fund	0.35%	0.10%	1.05%	1.30%

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2016, the Adviser did not recapture previously waived/reimbursed fees for the Funds. At January 31, 2016, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Fiscal Year	Subject to Repayment until July	Cinque Large Cap Buy-Write Equity Fund	Conservative Allocation Fund	Aggressive Allocation Fund
7/31/12 – 7/31/13	2016	$—	$18,833	$—
7/31/13 – 7/31/14	2017	—	44,958	132
7/31/14 – 7/31/15	2018	117,804	23,802	28,715
7/31/15 – 1/31/16	2019	100,956	13,340	—

		$218,760	$100,933	$28,847

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

As of January 31, 2016, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Kempner Multi-Cap Deep Value Equity Fund	Cinque Large Cap Buy-Write Equity Fund
Kempner Capital Management, Inc.	Cinque Partners LLC

Mid Cap Equity Fund	Kempner Treasury and Income Fund
Luther King Capital Management Corporation	Kempner Capital Management, Inc.

International Equity Fund
Thornburg Investment Management, Inc.

7. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2016 were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$45,110,440	$45,110,440
Sales	—	83,291,700	83,291,700
Value Equity Fund
Purchases	—	115,033,681	115,033,681
Sales	—	81,351,080	81,351,080
Kempner Multi-Cap Deep Value Equity Fund
Purchases	—	8,824,457	8,824,457
Sales	—	14,893,966	14,893,966
Mid Cap Equity Fund
Purchases	—	7,735,308	7,735,308
Sales	—	11,184,724	11,184,724
International Equity Fund
Purchases	—	32,432,460	32,432,460
Sales	—	32,539,381	32,539,381
Natural Resources Fund
Purchases	—	5,975,099	5,975,099
Sales	—	22,126,776	22,126,776
Cinque Large Cap Buy-Write Equity Fund
Purchases	—	8,997,201	8,997,201
Sales	—	59,773,946	59,773,946
Conservative Allocation Fund*
Purchases	—	1,039,986	1,039,986
Sales	—	904,035	904,035

	U.S. Government	Other	Total
Moderate Allocation Fund**
Purchases	$—	$6,841,740	$6,841,740
Sales	—	5,379,898	5,379,898
Aggressive Allocation Fund***
Purchases	—	4,199,031	4,199,031
Sales	—	3,139,845	3,139,845
Total Return Bond Fund
Purchases	197,882,950	113,164,828	311,047,778
Sales	239,179,854	120,387,832	359,567,686
Credit Fund
Purchases	—	8,364,998	8,364,998
Sales	—	5,583,910	5,583,910
Low Duration Bond Fund
Purchases	16,978,324	29,940,300	46,918,624
Sales	16,426,425	16,412,213	32,838,638
Municipal Bond Fund
Purchases	—	8,793,702	8,793,702
Sales	—	5,806,152	5,806,152
Kempner Treasury and Income Fund
Purchases	—	—	—
Sales	—	—	—

*	Includes $236,402 and $212,495 of purchases and sales, respectively, of affiliated investments.
**	Includes $1,382,299 and $427,933 of purchases and sales, respectively, of affiliated investments.
***	Includes $687,295 and $74,777 of purchases and sales, respectively, of affiliated investments.

8. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

The tax character of dividends and distributions declared during the years ended July 31, 2015 and July 31, 2014 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2015	$—	$1,463,857	$25,166,715	$—	$26,630,572
2014	—	559,735	14,905,177	—	15,464,912
Value Equity Fund
2015	—	9,018,374	23,481,167	—	32,499,541
2014	—	8,543,177	24,616,987	—	33,160,164
Kempner Multi-Cap Deep Value Equity Fund
2015	—	2,822,002	12,171,772	—	14,993,774
2014	—	4,042,207	3,526,828	—	7,569,035
Mid Cap Equity Fund
2015	—	—	4,122,532	—	4,122,532
2014	—	273,700	1,589,951	—	1,863,651
Small Cap Equity Fund
2015	—	—	—	—	—
2014	—	16,047,018	22,357,951	—	38,404,969
International Equity Fund
2015	—	2,248,346	10,507,341	—	12,755,687
2014	—	3,134,719	15,448,334	—	18,583,053
Natural Resources Fund
2015	—	429,073	—	—	429,073
2014	—	260,002	—	—	260,002
Cinque Large Cap Buy-Write Equity Fund
2015	—	935,033	—	—	935,033
2014	—	228,771	—	—	228,771
Conservative Allocation Fund
2015	—	43,207	—	29,120	72,327
Moderate Allocation Fund
2015	—	369,878	—	—	369,878
2014	—	152,205	—	—	152,205
Aggressive Allocation Fund
2015	—	27,270	—	—	27,270
Total Return Bond Fund
2015	—	55,745,071	15,536,564	—	71,281,635
2014	—	40,933,299	11,438,019	—	52,371,318
Credit Fund
2015	—	5,157,629	443,333	—	5,600,962
2014	—	2,981,650	—	—	2,981,650
Low Duration Bond Fund
2015	—	2,833,496	—	—	2,833,496
2014	—	3,530,385	3,011,236	—	6,541,621
Municipal Bond Fund
2015	5,952,728	—	143,241	—	6,095,969
2014	5,601,319	—	511,394	—	6,112,713
Kempner Treasury and Income Fund
2015	—	81,252	577,175	—	658,427
2014	—	375,053	—	—	375,053

As of July 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Late- Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$489,188	$—	$30,348,821	$—	$—	$—	$189,956,286	$—	$220,794,295
Value Equity Fund	—	—	28,118,930	—	—	—	43,913,801	—	72,032,731

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Late- Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Kempner Multi-Cap Deep Value Equity Fund	$1,159,732	$—	$8,500,609	$—	$—	$—	$1,293,639	$(7,538)	$10,946,442
Mid Cap Equity Fund	—	—	3,137,137			(120,685)	4,154,877	—	7,171,329
International Equity Fund	1,109,125	—	—	(1,771,453)	—	—	1,715,196	(97,036)	955,832
Natural Resources Fund	269,460	—	—	(11,550,761)	—	—	(2,029,676)	(1,400)	(13,312,377)
Cinque Large Cap Buy-Write Equity Fund	380,265	—	1,825,983	—	—	—	8,453,253	(827,681)	9,831,820
Conservative Allocation Fund	—	—	—	(374,020)	—	—	(9,362)	(10,747)	(394,129)
Moderate Allocation Fund	—	—	—	(538,178)	—	—	80,921	—	(457,257)
Aggressive Allocation Fund	7,457	—	18,869	—	—	—	91,827	—	118,153
Total Return Bond Fund	6,069,089	—	7,920,846	—	—	—	(21,690,434)	(5,774,439)	(13,474,938)
Credit Fund	359,730	—	—	—	(614,347)	—	(2,558,690)	(402,557)	(3,215,864)
Low Duration Bond Fund	204,599	—	—	(934,882)	—	—	1,329,980	(205,181)	394,516
Municipal Bond Fund	—	526,842	10,370	—	—	—	6,431,087	(655,834)	6,312,465
Kempner Treasury and Income Fund	1,810	—	—	—	—	—	1,159,956	(8,367)	1,153,399

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2014 through July 31, 2015, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through July 31, 2015 and specified losses realized on investment transactions from November 1, 2014 through July 31, 2015, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains. At July 31, 2015, the breakdown of such capital loss carryforwards was as follows:

	Expires 2019	Total Capital Loss Carryforwards 07/31/15
Moderate Allocation Fund	$538,178	$538,178

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
International Equity Fund	$1,771,453	$—	$1,771,453
Natural Resources Fund	11,550,761	—	11,550,761
Conservative Allocation Fund	374,020	—	374,020
Low Duration Bond Fund	934,882	—	934,882

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended July 31, 2015, Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund and Moderate Allocation Fund utilized $328,204, $102,995 and $957,652, respectively, of capital loss carryforwards, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2016 were as follows (excluding purchased options and written options):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$277,483,581	$122,028,136	$(11,208,495)	$110,819,641
Value Equity Fund	334,902,160	20,198,925	(24,520,105)	(4,321,180)
Kempner Multi-Cap Deep Value Equity Fund	131,633,432	10,549,923	(27,835,798)	(17,285,875)

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Mid Cap Equity Fund	$10,057,642	$896,362	$(664,459)	$231,903
International Equity Fund	53,575,512	2,274,767	(4,550,363)	(2,275,596)
Natural Resources Fund	5,610,212	329,398	(811,201)	(481,803)
Cinque Large Cap Buy-Write Equity Fund	10,809,506	2,145,672	(482,437)	1,663,235
Conservative Allocation Fund	3,397,638	412	(216,708)	(216,296)
Moderate Allocation Fund	23,156,767	63,048	(2,072,200)	(2,009,152)
Aggressive Allocation Fund	11,175,680	228	(1,147,466)	(1,147,238)
Total Return Bond Fund	1,822,985,073	30,791,960	(112,656,779)	(81,864,819)
Credit Fund	99,901,500	240,878	(11,023,782)	(10,782,904)
Low Duration Bond Fund	237,941,635	2,245,399	(2,295,823)	(50,424)
Municipal Bond Fund	249,019,803	11,355,345	(2,059,741)	9,295,604
Kempner Treasury and Income Fund	13,680,829	1,052,861	(43,055)	1,009,806

9. Risks:

At January 31, 2016, the net assets of the International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

The Municipal Bond Fund may invest more than 25% of its total assets in securities issued by Texas and its municipalities, and as a result are more vulnerable to unfavorable developments in Texas than funds that invest a lesser percentage of their assets in such securities. For example, important sectors of the State’s economy include the oil and gas industry (including drilling, production, refining, chemicals and energy-related manufacturing) and high technology manufacturing (including computers, electronics and telecommunications equipment), along with an increasing emphasis on international trade. Each of these sectors has from time to time suffered from economic downturns. Adverse conditions in one or more of these sectors could have an adverse impact on Texas municipal securities.

In pursuing its investment objectives, the Natural Resources Fund concentrates its investments in securities of companies in the natural resources industries. Events that affect the natural resources industries will have a greater effect on the Natural Resources Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Natural Resources Fund.

In pursuing their investment objectives, the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund may invest in other investment companies, such as mutual funds, closed-end funds and exchange traded funds (“ETFs”). Closed-end funds and ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Funds’ holdings at the most optimal time, which could adversely affect the Funds’ performance.

To the extent the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund invest in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve their investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, the Funds’ shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that the Funds’ shareholders directly bear in connection with the Funds’ own operations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Other:

On January 31, 2016, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	2	83.69%
Investor Class Shares	2	90.72%

Value Equity Fund
Institutional Class Shares	2	91.08%
Investor Class Shares	2	83.85%

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares	1	89.53%
Investor Class Shares	3	81.76%

Mid Cap Equity Fund
Institutional Class Shares	1	84.55%
Investor Class Shares	4	90.04%

International Equity Fund
Institutional Class Shares	2	89.05%
Investor Class Shares	1	84.13%

Natural Resources Fund
Institutional Class Shares	1	89.86%
Investor Class Shares	1	81.63%

Cinque Large Cap Buy-Write Equity Fund
Institutional Class Shares	2	89.03%
Investor Class Shares	2	95.12%

Conservative Allocation Fund
Investor Class Shares	3	72.14%

Moderate Allocation Fund
Institutional Class Shares	2	99.77%
Investor Class Shares	1	70.49%

Aggressive Allocation Fund
Investor Class Shares	1	83.52%

Total Return Bond Fund
Institutional Class Shares	3	70.37%
Investor Class Shares	3	48.59%

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

	# of shareholders	% of Outstanding Shares

Credit Fund
Institutional Class Shares	1	90.44%
Investor Class Shares	2	88.71%

Low Duration Bond Fund
Institutional Class Shares	2	79.89%
Investor Class Shares	3	61.78%

Municipal Bond Fund
Institutional Class Shares	2	94.09%
Investor Class Shares	3	95.33%

Kempner Treasury and Income Fund
Institutional Class Shares	1	89.83%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

11. Subsequent Events:

On December 30, 2015, the Board of Trustees approved the closing and liquidation of the Cinque Large Cap Buy-Write Equity Fund. The Cinque Large Cap Buy-Write Equity Fund ceased operations and liquidated on February 26, 2016.

On February 12, 2016, the Board of Trustees approved the closing and liquidation of the International Equity Fund. The International Equity Fund is expected to cease operations and liquidate during the first quarter of 2016.

On February 23, 2016, the Board of Trustees approved the closing and liquidation of the Natural Resources Fund. The Natural Resources Fund is expected to cease operations and liquidate during the first quarter of 2016.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2015 to January 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Annualized Expense Ratios	Expense Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$911.30	0.80%	$3.84
Investor Class Shares	$1,000.00	$909.60	1.05%	$5.04
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.11	0.80%	$4.06
Investor Class Shares	$1,000.00	$1,019.86	1.05%	$5.33
Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$895.30	0.80%	$3.81
Investor Class Shares	$1,000.00	$894.10	1.05%	$5.00
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.11	0.80%	$4.06
Investor Class Shares	$1,000.00	$1,019.86	1.05%	$5.33
Kempner Multi-Cap Deep Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$861.90	0.78%	$3.65
Investor Class Shares	$1,000.00	$861.50	1.03%	$4.82
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.22	0.78%	$3.96
Investor Class Shares	$1,000.00	$1,019.96	1.03%	$5.23
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$799.40	1.43%	$6.47
Investor Class Shares	$1,000.00	$796.40	1.70%	$7.68
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.95	1.43%	$7.25
Investor Class Shares	$1,000.00	$1,016.59	1.70%	$8.62
International Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$887.10	1.14%	$5.41
Investor Class Shares	$1,000.00	$886.10	1.39%	$6.59
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.41	1.14%	$5.79
Investor Class Shares	$1,000.00	$1,018.15	1.39%	$7.05
Natural Resources Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$778.70	1.36%	$6.08
Investor Class Shares	$1,000.00	$776.70	1.63%	$7.28
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.30	1.36%	$6.90
Investor Class Shares	$1,000.00	$1,016.94	1.63%	$8.26
Cinque Large Cap Buy-Write Equity Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$918.30	0.70%	$3.38
Investor Class Shares	$1,000.00	$916.40	0.95%	$4.58
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.62	0.70%	$3.56
Investor Class Shares	$1,000.00	$1,020.36	0.95%	$4.82

	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Annualized Expense Ratios	Expense Paid During Period*
Conservative Allocation Fund(1)
Actual Fund Return
Class A Shares	$1,000.00	$946.70	1.60%	$7.83
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,017.09	1.60%	$8.11
Moderate Allocation Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$926.40	0.66%	$3.20
Investor Class Shares	$1,000.00	$924.70	0.91%	$4.40
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.82	0.66%	$3.35
Investor Class Shares	$1,000.00	$1,020.56	0.91%	$4.62
Aggressive Allocation Fund(1)
Actual Fund Return
Investor Class Shares	$1,000.00	$906.90	1.13%	$5.42
Hypothetical 5% Return
Investor Class Shares	$1,000.00	$1,019.46	1.13%	$5.74
Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$985.50	0.51%	$2.55
Investor Class Shares	$1,000.00	$984.30	0.76%	$3.79
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.57	0.51%	$2.59
Investor Class Shares	$1,000.00	$1,021.32	0.76%	$3.86
Credit Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$938.00	0.84%	$4.09
Investor Class Shares	$1,000.00	$936.80	1.09%	$5.31
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.91	0.84%	$4.27
Investor Class Shares	$1,000.00	$1,019.66	1.09%	$5.53
Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.30	0.52%	$2.62
Investor Class Shares	$1,000.00	$1,000.00	0.77%	$3.87
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.52	0.52%	$2.64
Investor Class Shares	$1,000.00	$1,021.27	0.77%	$3.91
Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,024.40	0.42%	$2.14
Investor Class Shares	$1,000.00	$1,023.20	0.67%	$3.41
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.03	0.42%	$2.14
Investor Class Shares	$1,000.00	$1,021.77	0.67%	$3.40
Kempner Treasury and Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$990.30	0.85%	$4.25
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.86	0.85%	$4.32

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/366 (to reflect the one-half year period).

(1)	Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory and sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 17, 2015 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the Advisory Agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Frost Growth Equity Fund; the Frost Value Equity Fund; the Frost Kempner Multi-Cap Deep Value Equity Fund; the Frost Mid Cap Equity Fund; the Frost International Equity Fund; the Frost Natural Resources Fund; the Frost Cinque Large Cap Buy-Write Equity Fund; the Frost Conservative Allocation Fund; the Frost Moderate Allocation Fund; the Frost Aggressive Allocation Fund; the Frost Total Return Bond Fund; the Frost Credit Fund; the Frost Low Duration Bond Fund; the Frost Municipal Bond Fund; and the Frost Kempner Treasury and Income Fund; and

•	the Sub-Advisory Agreements between the Adviser and Kempner Capital Management, Inc. (“Kempner”) on behalf of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund; the Adviser and Cinque Partners LLC (“Cinque”) on behalf of the Frost Cinque Large Cap Buy-Write Equity Fund; and the Adviser and Thornburg Investment Management, Inc., (“Thornburg”) on behalf of the Frost International Equity Fund (each of Kempner, Cinque, and Thornburg a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance history and compliance program. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 6

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

100 West Houston Street, 15th Floor

P.O. Box 2509

San Antonio, Texas 78299-2509

Sub-Advisers

Kempner Capital Management, Inc.

2201 Market Street, 12th Floor

Frost Bank Building

Galveston, Texas 77550-1503

Luther King Capital

Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

Thornburg Investment

Management, Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Cinque Partners LLC

11839 San Vicente Boulevard

Los Angeles, California 90049

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 8, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: April 8, 2016